AAM EQUITY FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000
(UNAUDITED)
COMMON STOCK - 95.9%                                        SHARES                        VALUE

BASIC INDUSTRIES - 7.6%
MANUFACTURERS - DIVERSIFIED - 4.3%
Honeywell International, Inc.                                    1,300                       $ 72,881
Tredegar Corp.                                                   2,500                         64,844
Tyco International Ltd.                                          1,200                         55,125
                                                                                    ------------------
                                                                                              192,850
                                                                                    ------------------
METALS & MINING - 1.7%
Alcoa, Inc.                                                      1,200                         77,775
                                                                                    ------------------
PAPER & FOREST PRODUCTS - 1.6%
Avery Dennison Corp.                                             1,075                         70,547
                                                                                    ------------------

   TOTAL BASIC INDUSTRIES                                                                     341,172
                                                                                    ------------------
CONSTRUCTION & REAL ESTATE - 2.5%
CONSTRUCTION - 2.5%
Martin Marietta Materials, Inc.                                  2,100                        111,300
                                                                                    ------------------
DURABLES - 7.0%
AUTOS & AUTO PARTS - 2.1%
Ford Motor Co.                                                   1,750                         95,703
                                                                                    ------------------
CONSUMER ELECTRONICS - 4.9%
Circuit City Stores, Inc. - Circuit City Group                   1,600                         94,100
Koninklijke Philips Electronics N.V. (c)                         2,800                        124,950
                                                                                    ------------------
                                                                                              219,050
                                                                                    ------------------

   TOTAL DURABLES                                                                             314,753
                                                                                    ------------------
ELECTRONICS - 2.8%
SEMICONDUCTORS - 2.8%
Intel Corp.                                                      1,000                        126,812
                                                                                    ------------------
ENERGY - 9.8%
ENERGY SERVICES - 4.5%
Halliburton Co.                                                  2,000                         88,375
Schlumberger Ltd.                                                1,500                        114,844
                                                                                    ------------------
                                                                                              203,219
                                                                                    ------------------
OIL & GAS - 5.3%
BP Amoco PLC (d)                                                 1,640                         83,640
Chevron Corp.                                                    1,000                         85,750
Conoco Inc. - Class A                                            3,000                         71,250
                                                                                    ------------------
                                                                                              240,640
                                                                                    ------------------

   TOTAL ENERGY                                                                               443,859
                                                                                    ------------------
AAM EQUITY FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED                                   SHARES                        VALUE

FINANCE - 12.3%
BANKS - 5.2%
CCB Financial Corp.                                              1,500                       $ 59,437
Citigroup, Inc.                                                  1,500                         89,156
SunTrust Banks, Inc.                                               800                         40,600
Wachovia Corp.                                                     750                         47,016
                                                                                    ------------------
                                                                                              236,209
                                                                                    ------------------
DIVERSIFIED - 2.6%
BB&T Corp.                                                       2,500                         66,563
Capital One Financial Corp.                                      1,125                         49,219
                                                                                    ------------------
                                                                                              115,782
                                                                                    ------------------
INSURANCE - 4.5%
American International Group, Inc.                                 875                         95,977
Berkshire Hathaway, Inc. - Class B (a)                              25                         47,903
Markel Corp. (a)                                                   400                         58,000
                                                                                    ------------------
                                                                                              201,880
                                                                                    ------------------

   TOTAL FINANCE                                                                              553,871
                                                                                    ------------------
HEALTH - 10.3%
DIVERSIFIED - 5.5%
American Home Products Corp.                                     1,800                        101,137
Bristol-Myers Squibb Co.                                         1,250                         65,547
Johnson & Johnson                                                1,000                         82,500
                                                                                    ------------------
                                                                                              249,184
                                                                                    ------------------
DRUGS & PHARMACEUTICALS - 4.8%
Amgen, Inc. (a)                                                  1,500                         84,000
Merck & Co., Inc.                                                1,000                         69,625
Schering-Plough Corp.                                            1,500                         60,469
                                                                                    ------------------
                                                                                              214,094
                                                                                    ------------------

   TOTAL HEALTH                                                                               463,278
                                                                                    ------------------
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
ELECTRICAL EQUIPMENT - 2.6%
General Electric Co.                                               750                        117,938
                                                                                    ------------------
MEDIA & LEISURE - 8.7%
BROADCASTING - 6.3%
AT&T Liberty Media Group - Class A (a)                           1,775                         88,639
Cox Communications Inc. - Class A (a)                            1,500                         64,125
Media General, Inc. - Class A                                    1,500                         73,781
MediaOne Group, Inc. (a)                                           750                         56,625
                                                                                    ------------------
                                                                                              283,170
                                                                                    ------------------

AAM EQUITY FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED                                   SHARES                        VALUE

MEDIA & LEISURE (CONTINUED)
ENTERTAINMENT - 2.4%
Disney (Walt) Co.                                                2,500                      $ 108,281
                                                                                    ------------------

  TOTAL MEDIA & LEISURE                                                                       391,451
                                                                                    ------------------
NON-DURABLES - 5.2%
BEVERAGES - 3.1%
Anheuser-Busch Cos., Inc.                                          975                         68,798
Coca-Cola Co.                                                    1,500                         70,594
                                                                                    ------------------
                                                                                              139,392
                                                                                    ------------------
FOODS - 0.9%
Sara Lee Corp.                                                   2,800                         42,000
                                                                                    ------------------
HOUSEHOLD PRODUCTS - 1.2%
Gillette Co.                                                     1,500                         55,500
                                                                                    ------------------

   TOTAL NON-DURABLES                                                                         236,892
                                                                                    ------------------

RETAIL & WHOLESALE - 4.3%
DRUG STORES - 1.6%
Walgreen Co.                                                     2,500                         70,625
                                                                                    ------------------
SPECIALTY - 2.7%
Sysco Corp.                                                      1,600                         60,200
Zale Corp. (a)                                                   1,500                         61,875
                                                                                    ------------------
                                                                                              122,075
                                                                                    ------------------

   TOTAL RETAIL & WHOLESALE                                                                   192,700
                                                                                    ------------------
TECHNOLOGY - 12.6%
COMPUTER SERVICES & SOFTWARE - 4.9%
Citrix Systems, Inc. (a)                                         1,200                         73,275
EMC Corp. (a)                                                      750                        104,203
Microsoft Corp. (a)                                                600                         41,850
                                                                                    ------------------
                                                                                              219,328
                                                                                    ------------------
COMPUTERS & OFFICE EQUIPMENT - 7.7%
3Com Corp. (a)                                                   1,000                         39,437
Cisco Systems, Inc. (a)                                          1,500                        103,992
Hewlett-Packard Co.                                                700                         94,500
International Business Machines Corp.                            1,000                        111,625
                                                                                    ------------------
                                                                                              349,554
                                                                                    ------------------

   TOTAL TECHNOLOGY                                                                           568,882
                                                                                    ------------------


AAM EQUITY FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED                                   SHARES                        VALUE

TELECOMMUNICATIONS - 3.3%
COMMUNICATIONS EQUIPMENT - 3.3%
Lucent Technologies, Inc.                                          975                       $ 60,633
Motorola, Inc.                                                     750                         89,297
                                                                                    ------------------
                                                                                              149,930
                                                                                    ------------------
UTILITIES - 6.9%
NATURAL GAS - 2.5%
Enron Corp.                                                      1,600                        111,500
                                                                                    ------------------
TELEPHONE SERVICES - 4.4%
AT&T Corp.                                                       1,100                         51,356
MCI WorldCom Inc. (a)                                            1,800                         81,788
SBC Communications, Inc.                                         1,500                         65,250
                                                                                    ------------------
                                                                                              198,394
                                                                                    ------------------

   TOTAL UTILITIES                                                                            309,894
                                                                                    ------------------

TOTAL COMMON STOCK  - (COST $3,559,815)                                                     4,322,732
                                                                                    ------------------

                                                             PRINCIPAL
                                                               AMOUNT                       VALUE
MONEY MARKET SECURITIES - 3.5%
Firstar Treasury Fund, 5.00% (b) (Cost $158,152)               158,152                        158,152
                                                                                    ------------------
TOTAL INVESTMENTS -  (COST $3,717,967) - 99.4%                                              4,480,884
                                                                                    ------------------
OTHER ASSETS LESS LIABILITIES - 0.6%                                                           26,198
                                                                                    ------------------
TOTAL NET ASSETS - 100.0%                                                                 $ 4,507,082
                                                                                    ==================

(a) Non-income producing
(b) Variable rate security;  the coupon rate shown  represents the rate at April 30, 2000.
(c) American Depository Receipt
(d) American Depository Shares

AAM EQUITY FUND                                                                            APRIL 30, 2000
STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

ASSETS

Investment in securities, at value (cost $3,717,967)                                          $ 4,480,884
Dividends receivable                                                                                3,454
Interest receivable                                                                                   600
Receivable from investment advisor for
   reimbursed expenses                                                                              7,312
Deferred organizational costs                                                                      19,602
                                                                                        ------------------
     TOTAL ASSETS                                                                               4,511,852

LIABILITIES

Payable to custodian bank                                                    $ 4,770
                                                                    -----------------
     TOTAL LIABILITIES                                                                              4,770
                                                                                        ------------------

NET ASSETS                                                                                    $ 4,507,082
                                                                                        ==================

Net Assets consist of:
Paid in capital                                                                               $ 3,817,761
Accumulated undistributed net investment income                                                     4,232
Accumulated net realized loss on investments                                                      (77,828)
Net unrealized appreciation on investments                                                        762,917
                                                                                        ------------------

NET ASSETS, for 383,210 shares                                                                $ 4,507,082
                                                                                        ==================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share  ($4,507,082 / 383,210)                             $ 11.76
                                                                                        ==================

AAM EQUITY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2000
(UNAUDITED)
INVESTMENT INCOME
Dividend Income                                                                                             $ 24,523
Interest Income                                                                                                5,072
                                                                                                  -------------------
TOTAL INCOME                                                                                                  29,595


EXPENSES
Investment advisory fee                                                                  25,363
Organizational expenses                                                                   3,090
Trustees' fees                                                                            1,992
                                                                              ------------------
Total expenses before reimbursement                                                      30,445
Reimbursed expenses                                                                      (5,082)
                                                                              ------------------
Total operating expenses                                                                                      25,363
                                                                                                  -------------------
NET INVESTMENT INCOME                                                                                          4,232
                                                                                                  -------------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                               14,512
Change in net unrealized appreciation (depreciation)
   on investment securities                                                             295,203
                                                                              ------------------
Net gain on investment securities                                                                            309,715
                                                                                                  -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $ 313,947
                                                                                                  ===================

AAM EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                              SIX MONTHS
                                                                                ENDED               YEAR
                                                                              APRIL 30,            ENDED
                                                                                 2000           OCTOBER 31,
                                                                             (UNAUDITED)            1999
                                                                           -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                                             $ 4,232           $ 16,393
  Net realized gain (loss) on investment securities                                  14,512            (54,500)
  Change in net unrealized appreciation                                             295,203            568,946
                                                                           -----------------  -----------------
  Net increase  in net assets resulting from operations                             313,947            530,839
                                                                           -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                        (16,393)            (7,205)
  From net realized gains                                                                 0                  0
                                                                           -----------------  -----------------
  Total distributions                                                               (16,393)            (7,205)
                                                                           -----------------  -----------------
SHARE TRANSACTIONS
  Net proceeds from sale of shares                                                  758,226          1,493,997
  Shares issued in reinvestment of dividends                                         10,989              4,455
  Shares redeemed                                                                  (896,433)          (537,268)
                                                                           -----------------  -----------------
  Net increase (decrease) in net assets resulting
  from share transactions                                                          (127,218)           961,184
                                                                           -----------------  -----------------
TOTAL INCREASE IN NET ASSETS                                                        170,336          1,484,818

NET ASSETS
  Beginning of period                                                             4,336,746          2,851,928
                                                                           -----------------  -----------------
  End of period [including accumulated undistributed net
    investment income of $4,232 and $16,393, respectively]                      $ 4,507,082        $ 4,336,746
                                                                           =================  =================

AAM EQUITY FUND
FINANCIAL HIGHLIGHTS
                                                                            SIX MONTHS
                                                                              ENDED                YEAR                PERIOD
                                                                            APRIL 30,             ENDED                ENDED
                                                                               2000            OCTOBER 31,          OCTOBER 31,
                                                                           (UNAUDITED)             1999               1998 (A)
                                                                         -----------------   -----------------    -----------------
SELECTED PER SHARE DAT
Net asset value, beginning of period                                         $ 10.99              $ 9.43              $ 10.00
                                                                         -----------------   -----------------    -----------------
Income from investment operations
   Net investment income                                                        0.01                0.05                 0.03
   Net realized and unrealized gain (loss)                                      0.80                1.53                (0.60)
                                                                         -----------------   -----------------    -----------------
Total from investment operations                                                0.81                1.58                (0.57)
                                                                         -----------------   -----------------    -----------------
Distribution to shareholders from:
  Net investment income                                                        (0.04)              (0.02)                0.00
  Net realized gains                                                            0.00                0.00                 0.00
                                                                         -----------------   -----------------    -----------------
Total distributions                                                            (0.04)              (0.02)                0.00
                                                                         -----------------   -----------------    -----------------
Net asset value, end of period                                               $ 11.76             $ 10.99               $ 9.43
                                                                         =================   =================    =================

TOTAL RETURN (b)                                                                6.31%              16.74%                (5.70)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                                $4,507              $4,337                 $2,852
Ratio of expenses to average net assets                                         1.15% (c)           1.15%                  1.14% (c)
Ratio of expenses to average net assets before reimbursement                    1.38% (c)           1.35%                  1.40% (c)
Ratio of net investment income to average net assets                            0.19% (c)           0.43%                  0.90% (c)
Ratio of net investment income to average net assets
   before reimbursement                                                        (0.04)%(c)           0.23%                  0.64% (c)
Portfolio turnover rate                                                        28.34% (c)          27.34%                 14.41% (c)

(a)  June 30, 1998 (commencement of operations) to October 31, 1998
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

                                 AAM EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2000 (UNAUDITED)

NOTE 1.  ORGANIZATION

     AAM Equity Fund (the "Fund") was  organized  as a series of the  AmeriPrime
Funds, an Ohio business trust (the "Trust"), on June 30, 1998 and commenced operations on November 1, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust Agreement for the Fund permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATIONS - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

                                 AAM EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DIVIDENDS AND DISTRIBUTIONS - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Appalachian Asset Management, Inc. (the "Advisor") to manage the Fund's investments. The advisor is controlled by its President, Knox H. Fuqua. Mr. Fuqua is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses, including organizational expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended April 30, 2000, the Advisor received a fee of $25,363 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.15%. For the six months ended April 30, 2000, the Advisor reimbursed expenses of $5,082. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended April 30, 2000, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Fund.

                                 AAM EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended April 30, 2000, Unified received fees of $7,746 from the Advisor for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the six months ended April 30, 2000, Unified received fees of $4,800 from the Advisor for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the six months ended April 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of April 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at April 30, 2000 was $3,817,761.

     Transactions in shares were as follows:

                                             SIX MONTHS ENDED                        YEAR ENDED
                                        APRIL 30, 2000 (UNAUDITED)                OCTOBER 31, 1999

                                         SHARES           DOLLARS             SHARES            DOLLARS

Shares sold                               67,671         $758,226             144,204        $1,493,997
Shares issued in reinvestment of
  dividends                                  961           10,989                 393             4,455
Shares redeemed                          (80,183)        (896,433)            (52,307)         (537,268)
                                      -----------      -----------         -----------        ----------
                                         (11,551)       $(127,218)             92,290          $961,184
                                      ===========      ===========         ===========        ==========




                                 AAM EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 5.  INVESTMENTS

     For the six months ended April 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $595,052 and $672,096, respectively. At April 30, 2000, the unrealized appreciation for all securities totaled $1,035,916 and the gross unrealized depreciation for all securities totaled $272,999 for a net unrealized appreciation of $762,917. The aggregate cost of securities for federal income tax purposes at April 30, 2000 was $3,717,967.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2000, National Financial Services Corp. owned of record in aggregate more than 61% of the Fund.

May 15, 2000



Dear Shareholder:

As of April 30, 2000, the Fund's portfolio contained 28 equities, with 98.5% of the money in equity securities and 1.5% in cash. It is not too often that someone rings a bell saying that it is time to do something, but recently that has seemed to be the case with value investing. The last two weeks in March saw the loss of three of the best-known value managers in the country to "retirement." Robert Sanborn, Julian Robertson and William Sams were all considered "gurus" in the investment arena just a few short years ago, having built impressive records over decades. However, the growth and momentum market of the last 24 months ruined their records and reputations. Yet, events like this typically send the sign that a major turning point in market philosophy is near.

In the late 1980s and early 1990s, the junk bond market was roiled in a bear market, caused by both changing legislation and economic fundamentals. It was during a relatively short period of time that the junk-laden institutions, Columbia Savings, a formerly high-flying thrift, and First Executive, one of the nation's largest insurers, were taken over by regulators. This signaled the end of the bear market in junk bonds, which have since posted spectacular returns. Clearly, the fall of these two well-known institutions, along with the demise of Drexel Burnham Lambert, was, in hindsight, the perfect sign that a bottom had been reached.

In the stock market today, there are many signs that the philosophy of buying a company at substantially less than its intrinsic value has once again become a very popular one on Wall Street. Major troubles at well-known ".com" names like DRKOOP.COM and PEAPOD.COM have investors questioning the business-to-consumer models that dominated the Internet for the past few years. This sector of the marketplace, as well as a few others, has been an investor favorite over the past eighteen months. Many people have eschewed the profitable well-managed businesses that we concentrate on, to pursue firms with questionable prospects of profitability. Ultimately, however, profits are what business is all about, and those are what will eventually determine the price of stocks over the long term.

In my opinion, it is this emphasis on buying profits cheaply that led to the career demise of the three legendary investors mentioned above. It has always been my opinion that smart people do not suddenly turn stupid, and vice versa. Clearly, circumstances change over a period of time, whether they are political, economic, or otherwise. However, in a capitalist economy, the striving is always for profit. That has not been the case with the stocks that drew investor attention over the last few years. In fact, profits were considered a major negative for many in the sector; they were interpreted to mean that the company was not investing enough to grow the business. Those who rejected this logic paid the price by not achieving as notable results as their "buy and forget the fundamentals" brethren. For that, investors punished them through large withdrawals of funds that eventually ended those managers' careers. However, this market has created a potential once-in-a-decade opportunity for profits. The reason is fairly simple.

It is well known that, once all of the sellers exit a security or a market, prices have bottomed and the upside lies ahead. Clearly, that is the situation with value investing. Liquidation of value-oriented securities reached a climax in the fourth quarter of 1999 and early 2000, just as interest in growth/momentum issues had reached its peak. This could be looked at as the classic "no one left to buy/no one left to sell" situation that creates opportunity. Remember $15,000 condos in Houston during the Texas real estate bust, or 20% junk bond yields or 18% treasury bonds? This same multi-year profitability seems to be present today. That is why we have continued to accumulate the value-oriented securities that are held by the Fund. While predicting a bottom for any type of market is always precarious, it seems that the time for that may be now.

It is important to remember that these situations do not turn around immediately, but they are going to start building momentum of their own. While the smart money can see this in the market, it will be quite a while before the general public begins to realize it. The key to making this as lucrative as possible is to stay focused on fundamentals, which are the values underlying these securities. By continuing to accumulate these stock positions at rock-bottom prices, we are fulfilling part of a tried-and-true axiom of investing: buy low. As people refocus their sights on profitability and bid the prices of our securities upward, we will be able to fulfill the second part of that axiom: sell high.

PERFORMANCE DISCUSSION

The Fund generated a total return of 17.78% for the six months ended April 30, 2000. The Russell 2000 Index return was 18.72%, and the S&P 600 Small-Cap Index finished with a return of 17.18%.

The performance of the Russell 2000 and S&P 600 was primarily attributable to investors pouring funds into the Internet, computer technology, and biotechnology sectors of the marketplace. This rise of speculative activity highlighted the momentum-based market in which the Fund has operated almost since its creation. It is clear that these sectors, which lack profitability, are filled with companies of dubious value, and have very little realistic chance of long-term viability. I believe that it will be extremely tough for these areas to repeat their incredible showing.

Clearly, performance in the Fund was fueled by the meteoric rise of the Titan Corporation into national prominence. This company was the #1 performing stock on the NYSE in 1999 and was the largest position in the Fund. Our cost of slightly over five dollars per share represented excellent timing when it was initially purchased in 1998. We believe that his company will be a strong performer for the Fund over the next few years.

Another stock that should be noted for its performance is Cyberonics. Cyberonics is a leading medical device company based in Houston. The firm has a product approved for the treatment of epilepsy and is currently exploring the possibility of treating clinical depression, obesity, and Alzheimer's disease with the product. We also believe this will be a good stock over the next few years.

                 RETURNS FOR THE SIX MONTHS ENDED APRIL 30, 2000

FUND/INDEX                               SIX MONTHS        AVERAGE ANNUAL RETURN
                                                               SINCE INCEPTION
                                                                 JUNE 30, 1997

CORBIN SMALL-CAP VALUE FUND                 17.78%                    -5.69%
S&P 600 SMALL-CAP INDEX                     17.18%                     9.62%
RUSSELL 2000 INDEX                          18.72%                    10.20%


                        CORBIN SMALL-CAP       S&P 600       RUSSELL 2000
                             FUND               INDEX           INDEX
           6/30/97           10,000             10,000          10,000
           7/31/97           10,310             10,629          10,467
           8/31/97           10,520             10,897          10,703
           9/30/97           11,330             11,617          11,485
          10/31/97           11,030             11,116          10,975
          11/30/97           11,210             11,035          10,900
          12/31/97           10,917             11,257          11,095
           1/31/98           10,577             11,037          10,926
           2/28/98           10,853             12,043          11,746
           3/31/98           11,258             12,503          12,239
           4/30/98           11,173             12,577          12,306
           5/30/98           10,619             11,910          11,646
           6/30/98           10,513             11,945          11,680
           7/31/98            9,597             11,031          10,726
           8/31/98            7,402              8,905           8,646
           9/30/98            7,189              9,448           9,272
          10/31/98            7,051              9,887           9,652
          11/30/98            6,380             10,443          10,162
          12/31/98            6,753             11,109          10,796
           1/31/99            6,593             10,969          10,936
           2/28/99            6,114              9,981          10,055
           3/31/99            5,954             10,109          10,209
           4/30/99            7,126             10,777          11,123
           5/31/99            7,605             11,038          11,288
           6/30/99            7,722             11,667          11,794
           7/31/99            7,882             11,564          11,473
           8/31/99            7,339             11,055          11,051
           9/30/99            7,424             11,103          11,053
          10/31/99            7,189             11,075          11,098
          11/30/99            7,743             11,543          11,761
          12/31/99            8,542             12,485          13,092
           1/31/00            8,255             12,098          12,881
           2/29/00            8,713             13,718          15,008
           3/31/00            9,511             13,204          14,019
           4/28/00            8,468             12,978          13,175

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 600 Index and the Russell 2000 Index on June 30, 1997 (the inception of the Fund) and held through April 30, 2000. The S&P 600 Index and the Russell 2000 Index are widely recognized unmanaged indices of common stock prices. Performance figures include the change in value of the stocks in the indices and reinvestment of dividends, and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.


FOCUS ON THE TOP FIVE HOLDINGS

TITAN CORPORATION (TTN) - Titan Corporation assists technology-based businesses by providing them with state-of-the-art solutions, such as information technology, electron-beam food pasteurization, communications and medical product sterilization. Titan is primarily known for facilitating corporations with communications and information technology services.

CYBERONICS (CYBX) - Cyberonics Inc. is a creator and manufacturer of unique medical devices, which are used to treat neurological conditions like epilepsy. The success of the treatment is due to an innovative vagus nerve stimulation therapy. Cyberonics has the approval to sell the NCP system in the United States, Europe, Canada, and other markets around the world.

SUCCESSORIES (SCES) - Successories Inc. is a specialty retailer and wholesaler that creates, produces, and promotes a large assortment of motivational and self-improvement products. The company's product line includes lines of wall decor, books, audiotapes, desktop art, mugs, greeting cards, and personalized gifts and awards.

CARREKER-ANTINORI, INC. (CANI) - Carreker-Antinori Inc., offers integrated consulting and software solutions for corporations similar to bank holding companies in the United States. Some of its services include yield management, enabling technology solutions, payment systems, and payment electronification.

VTEL (VTEL) - VTEL Corporation designs, produces, and distributes digital visual communications technology to corporations, healthcare facilities, educational institutions, and government operations. It is considered to be a very distinguished corporation because of its exclusive service and video networking software.

FINAL THOUGHTS

Thank you once again for choosing the Corbin Small-Cap Value Fund. Remember that the Fund's ticker symbol is CORBX, and it can be looked up on most quotation services. Also of note is the fact that I have begun writing a column that sometimes discusses securities that the Fund owns or that we are considering for purchase. That weekly column is located at BIZPRESS.NET or FWBUSINESSPRESS.COM. You may also find it by accessing our web site at CORBINCOM.COM. If you ever have any questions or comments, please contact me at dcorbin@corbincom.com or
(800) 490-9333.

Sincerely,



David A. Corbin, CFA
President and Chief
Investment Officer

CORBIN SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000
(UNAUDITED)
COMMON STOCKS - 98.5%                                             SHARES                        VALUE

BASIC INDUSTRIES-  6.0%
Iron & Steel - 1.9%
Quanex Corp.                                                          3,000                        $ 49,125
                                                                                           -----------------
PAPER & FOREST PRODUCTS - 1.7%
Republic Group, Inc.                                                  4,000                          45,250
                                                                                           -----------------
PLASTICS & FIBERS - 2.4%
Schulman (A.), Inc.                                                   5,000                          64,375
                                                                                           -----------------

   TOTAL BASIC INDUSTRIES                                                                           158,750
                                                                                           -----------------
CONSTRUCTION & REAL ESTATE - 3.2%
REAL ESTATE INVESTMENT TRUSTS - 3.2%
Crescent Real Estate Equities Co.                                     5,000                          85,625
                                                                                           -----------------
DURABLES - 2.6%
AGRICULTURAL MACHINERY - 0.1%
Alamo Group, Inc.                                                       300                           3,263
                                                                                           -----------------
AUTOS & AUTO PARTS - 0.4%
Wabash National Corp.                                                   715                          10,412
                                                                                           -----------------
OFFICE FURNITURE & FIXTURES - 2.1%
Koala Corp. (a)                                                       3,700                          55,962
                                                                                           -----------------

   TOTAL DURABLES                                                                                    69,637
                                                                                           -----------------
ENERGY - 1.7%
OIL & GAS - 1.7%
Unifab International, Inc. (a)                                        7,000                          44,625
                                                                                           -----------------
FINANCE - 8.0%
BANKS - 1.8%
First Financial Bankshares, Inc.                                      1,800                          48,600
                                                                                           -----------------
CREDIT & OTHER FINANCE - 3.7%
Delta Financial Corp. (a)                                            20,000                          37,500
Onyx Acceptance Corp. (a)                                            13,000                          61,750
                                                                                           -----------------
                                                                                                     99,250
                                                                                           -----------------
INVESTMENT BANKING & BROKERAGE - 2.5%
Jefferies Group, Inc.                                                 3,000                          66,000
                                                                                           -----------------

   TOTAL FINANCE                                                                                    213,850
                                                                                           -----------------


CORBIN SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED                                         SHARES                        VALUE

HEALTH - 7.7%
MEDICAL EQUIPMENT & SUPPLIES - 7.7%
Cyberonics, Inc. (a)                                                 10,000                       $ 203,750
                                                                                           -----------------
MEDIA & LEISURE - 16.3%
PUBLISHING - 3.4%
Thomas Nelson, Inc.                                                  13,000                          91,000
                                                                                           -----------------
RESTAURANTS - 12.9%
BUCA, Inc. (a)                                                        7,000                         105,437
CKE Restaurants, Inc.                                                10,400                          38,350
Pizza Inn, Inc.                                                      31,000                         102,688
Taco Cabana, Inc. (a)                                                16,000                          97,000
                                                                                           -----------------
                                                                                                    343,475
                                                                                           -----------------

   TOTAL MEDIA & LEISURE                                                                            434,475
                                                                                           -----------------
NON-DURABLES - 2.8%
BEVERAGES - 2.8%
Lancer Corp. (a)                                                     18,900                          73,237
                                                                                           -----------------
RETAIL & WHOLESALE - 13.9%
GENERAL MERCHANDISE STORES - 3.9%
Duckwall-Alco Stores, Inc. (a)                                       12,000                         103,500
                                                                                           -----------------
GROCERY STORES - 0.8%
Ingles Markets, Inc. - Class A                                        2,000                          20,000
                                                                                           -----------------
SPECIALTY - 9.2%
Rush Enterprises, Inc. (a)                                            3,500                          29,422
Successories, Inc. (a)                                              115,000                         215,625
                                                                                           -----------------
                                                                                                    245,047
                                                                                           -----------------

   TOTAL RETAIL & WHOLESALE                                                                         368,547
                                                                                           -----------------
TECHNOLOGY - 36.3%
COMMUNICATIONS EQUIPMENT - 4.7%
VTEL Corp. (a)                                                       29,500                         123,531
                                                                                           -----------------
COMPUTER BASED SYSTEMS - 0.3%
Aspeon, Inc. (a)                                                      1,000                           9,438
                                                                                           -----------------
COMPUTER SERVICES & SOFTWARE - 27.6%
Carreker-Antinori, Inc. (a)                                          12,000                         132,000
Titan Corp. (a)                                                      14,000                         602,000
                                                                                           -----------------
                                                                                                    734,000
                                                                                           -----------------

CORBIN SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED                                         SHARES                        VALUE

TECHNOLOGY (continued)
ELECTRONIC INSTRUMENTS - 3.7%
Herley Industries, Inc. (a)                                           5,500                        $ 98,313
                                                                                           -----------------

   TOTAL TECHNOLOGY                                                                                 965,282
                                                                                           -----------------

TOTAL COMMON STOCKS (COST $2,363,154)                                                             2,617,778
                                                                                           -----------------

                                                                PRINCIPAL
                                                                  AMOUNT                        VALUE

MONEY MARKET SECURITIES - 0.9%
Firstar Treasury Fund, 5.00% (b) (Cost $24,028)                      24,028                          24,028
                                                                                           -----------------

TOTAL INVESTMENTS - 99.4% (COST $2,387,182)                                                       2,641,806
                                                                                           -----------------
OTHER ASSETS LESS LIABILITIES - 0.6%                                                                 14,553
                                                                                           -----------------
TOTAL NET ASSETS - 100.0%                                                                       $ 2,656,359
                                                                                           =================

(a) Non-income producing
(b) Variable rate security;  the coupon rate shown  represents the rate at April 30, 2000.

CORBIN SMALL-CAP VALUE FUND                                                          APRIL 30, 2000
STATEMENT OF ASSETS & LIABILITIES
(UNAUDITED)

ASSETS

Investment in securities, at value (cost $2,387,182)                                    $ 2,641,806
Cash                                                                                         12,760
Receivable for fund shares sold                                                               1,442
Dividends receivable                                                                          3,166
                                                                                 -------------------
     TOTAL ASSETS                                                                         2,659,174

LIABILITIES

Accrued investment advisory fee payable                                $ 2,815
                                                             ------------------

     TOTAL LIABILITIES                                                                        2,815
                                                                                 -------------------

NET ASSETS                                                                              $ 2,656,359
                                                                                 ===================

NET ASSETS CONSIST OF:

Paid in capital                                                                         $ 3,345,636
Undistributed net investment loss                                                            (4,484)
Accumulated net realized loss on investments                                               (939,417)
Net unrealized appreciation on investments                                                  254,624
                                                                                 -------------------

NET ASSETS, for 333,982 shares                                                          $ 2,656,359
                                                                                 ===================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share  ($2,656,359 / 333,982)                        $ 7.95
                                                                                 ===================


CORBIN SMALL-CAP VALUE FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2000
(UNAUDITED)
INVESTMENT INCOME
Dividend Income                                                                                                $ 12,393
Interest Income                                                                                                     898
                                                                                                        ----------------
TOTAL INCOME                                                                                                     13,291


EXPENSES
Investment advisory fee                                                                      $ 16,331
Trustees' fees                                                                                  1,992
                                                                                       ---------------
Total expenses before reimbursement                                                            18,323
Reimbursed expenses                                                                            (1,992)
                                                                                       ---------------
Total operating expenses                                                                                         16,331
                                                                                                        ----------------
NET INVESTMENT INCOME (LOSS)                                                                                     (3,040)
                                                                                                        ----------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment securities                                             (87,074)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                   481,766
                                                                                       ---------------
Net gain on investment securities                                                                               394,692
                                                                                                        ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                          $ 391,652
                                                                                                        ================

CORBIN SMALL-CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                    SIX MONTHS
                                                                                      ENDED                    YEAR
                                                                                    APRIL 30,                 ENDED
                                                                                       2000                OCTOBER 31,
                                                                                   (UNAUDITED)                 1999
                                                                                -------------------     -------------------
Increase/(Decrease) in Net Assets

OPERATIONS
  Net investment gain (loss)                                                              $ (3,040)               $ (4,598)
  Net realized gain (loss) on investment securities                                        (87,074)               (300,255)
  Change in net unrealized appreciation (depreciation)                                     481,766                 327,949
                                                                                -------------------     -------------------
  Net increase (decrease) in net assets resulting from operations                          391,652                  23,096
                                                                                -------------------     -------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                                     0                       0
  From net realized gain                                                                         0                       0
                                                                                -------------------     -------------------
  Total distributions                                                                            0                       0
                                                                                -------------------     -------------------
SHARE TRANSACTIONS
  Net proceeds from sale of shares                                                         385,458                 747,375
  Shares issued in reinvestment of dividends                                                     0                       0
  Shares redeemed                                                                         (415,040)               (765,186)
                                                                                -------------------     -------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM SHARE TRANSACTIONS                                                                  (29,582)                (17,811)
                                                                                -------------------     -------------------
  TOTAL INCREASE IN NET ASSETS                                                             362,070                   5,285

NET ASSETS
  Beginning of period                                                                    2,294,289               2,289,004
                                                                                -------------------     -------------------
  End of period [including accumulated net investment loss
    of $4,484 and $1,444, respectively]                                                $ 2,656,359             $ 2,294,289
                                                                                ===================     ===================

CORBIN SMALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
                                                    SIX MONTHS
                                                      ENDED               YEAR                 YEAR                PERIOD
                                                    APRIL 30,            ENDED                ENDED                ENDED
                                                      2000            OCTOBER 31,          OCTOBER 31,          OCTOBER 31,
                                                   (UNAUDITED)            1999                 1998               1997 (A)
                                                   ------------      ---------------      ---------------      ---------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                    $ 6.75               $ 6.62              $ 11.03              $ 10.00
                                                   ------------      ---------------      ---------------      ---------------
Income from investment operations
  Net investment income (loss)                           (0.01)               (0.01)               (0.01)                0.00
  Net realized and unrealized gain (loss)                 1.21                 0.14                (3.76)                1.03
                                                   ------------      ---------------      ---------------      ---------------
Total from investment operations                          1.20                 0.13                (3.77)                1.03
                                                   ------------      ---------------      ---------------      ---------------
Less Distributions
  From net investment income                              0.00                 0.00                (0.01)                0.00
  From net realized gain                                  0.00                 0.00                (0.63)                0.00
                                                   ------------      ---------------      ---------------      ---------------
Total distributions                                       0.00                 0.00                (0.64)                0.00
                                                   ------------      ---------------      ---------------      ---------------
Net asset value, end of period                          $ 7.95               $ 6.75               $ 6.62              $ 11.03
                                                   ============      ===============      ===============      ===============

TOTAL RETURN (b)                                        17.78%                1.96%               (36.07)%             10.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                         $2,656               $2,294               $2,289               $1,334
Ratio of expenses to average net assets                  1.25% (c)            1.25%                1.25%                1.23% (c)
Ratio of expenses to average net assets
  before reimbursement                                   1.40% (c)            1.31%                1.30%                1.23% (c)
Ratio of net investment income (loss) to
  average net assets                                    (0.23)%(c)           (0.20)%              (0.15)%               0.00%
Ratio of net investment income (loss) to
  average net assets before reimbursement               (0.39)%(c)           (0.26)%              (0.20)%               0.00%
Portfolio turnover rate                                 45.36% (c)           65.66%               86.42%               20.41% (c)

(a) June 30, 1997 (commencement of operations) to October 31, 1997
(b) For periods of less than a full year, total returns are not annualized.
(c) Annualized

                           CORBIN SMALL-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2000 (UNAUDITED)

NOTE 1.  ORGANIZATION

     The Corbin Small-Cap Value Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust") on June 10, 1997 and commenced operations on June 30, 1997. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to provide long-term capital appreciation to its shareholders. The Declaration of Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           CORBIN SMALL-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Loss carryforwards total $852,343 as of October 31, 1999: $300,255 expiring in 2007 and, $552,088 expiring in 2006.

DIVIDENDS AND DISTRIBUTIONS - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Corbin & Company (the "Advisor") to manage the Fund's investments. David A. Corbin, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended April 30, 2000, the Advisor received a fee of $16,331 from the Fund. The Advisor has contractually agreed to reimburse other expenses to maintain total fund operating expenses at the rate of 1.25% of net assets through March 1, 2001. For the six months ended April 30, 2000, the Advisor reimbursed expenses of $1,992. There is no assurance that such contractual agreement will continue in the future.

                           CORBIN SMALL-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended April 30, 2000, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended April 30, 2000, Unified received fees of $6,758 for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the six months ended April 30, 2000, Unified received fees of $4,800 for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the six months ended April 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

                           CORBIN SMALL-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 4.  SHARE TRANSACTIONS

     As of April 30, 2000, there was an unlimited number of authorized shares for the Fund. Paid in capital at April 30, 2000 was $3,345,636.

     Transactions in shares were as follows:

                                    SIX MONTHS ENDED                             YEAR ENDED
                                     APRIL 30, 2000                            OCTOBER 31, 1999

                              SHARES               DOLLARS               SHARES               DOLLARS

Shares sold                   46,411              $385,458                114,423           $747,375
Shares issued in reinvestment
  of distributions                 0                     0                      0                  0
Shares redeemed              (52,542)             (415,040)              (120,150)          (765,186)
                             --------             ---------              ---------          ---------
                              (6,131)             $(29,582)                (5,727)          $(17,811)
                             ========             =========              =========          =========

NOTE 5. INVESTMENTS

     For the six months ended April 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $614,702 and $577,251, respectively. The gross unrealized appreciation for all securities totaled
$765,325 and the gross unrealized depreciation for all securities totaled $510,701 for a net unrealized appreciation of $254,624. The aggregate cost of securities for federal income tax purposes at April 30, 2000 was $2,387,182.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                           CORBIN SMALL-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2000, Charles Schwab & Co. owned of record, in aggregate, more than 51% of the Fund.

FOUNTAINHEAD KALEIDOSCOPE FUND SEMI-ANNUAL REPORT

Dear Fellow Shareholders:

For the six months ended April 30, 2000, Fountainhead Kaleidoscope Fund handily outperformed its respective benchmarks, generating a return of 34.8% versus 7.2% for the S&P 500 Index and 18.7% for the Russell 2000 Index.

RETURNS FOR THE PERIODS ENDED 4/30/2000

                                                          Return Since Inception
Fund/Index                                                   (November 1, 1999)

Fountainhead Kaleidoscope Fund                                     34.8%
Russell 2000 Index                                                 18.7%
S&P 500 Index                                                       7.2%


                          Fountainhead        Russell 2000      S&P 500
                       Kaleidoscope Fund          Index          Index
      10/31/1999             $10,000             $10,000        $10,000
      11/30/1999             $12,600             $10,597        $10,201
      12/31/1999             $13,800             $11,797        $10,801
       1/31/2000             $12,820             $11,607        $10,262
       2/29/2000             $12,859             $13,523        $10,066
       3/31/2000             $13,599             $12,632        $11,050
       4/30/2000             $13,479             $11,871        $10,720


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell 2000 Index, and the S&P 500 Index on November 1, 1999 (the inception of the Fund) and held through April 30, 2000. The Russell 2000 Index and S&P 500 Index are widely recognized, unmanaged indices of common stock prices. Performance figures include the change in value of the stocks in the indices and the reinvestment of dividends; they are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

During the first six months of our fiscal year, the Fund's return was fueled by performance in several areas. Of significance were our telecommunications issues (Broadwing +36.0% and Rural Cellular +19.3%), our healthcare stocks (Beckman Coulter +35.9%, AmeriSource Health +33.3%, and Watson Pharmaceutical +32.7%), select technology holdings (Cabletron Systems +31.7% and Viatel +17.9%), some financial holdings (ACE Limited +40.8%) and several of our special situation stocks (Pepsi Bottling Group +28.7%). (The percentage gains are reflective of the stock's price appreciation as of April 30, 2000 versus the Fund's average cost.) Recently our position in ReliaStar Financial also paid off handsomely as ING Group announced its intent to acquire the company for $54 per share in cash, a 75% premium to its close prior to the announcement.

The first four months of 2000 have proven to be difficult ones for most investors in the U.S. financial markets. While it is clear that the U.S. economy is growing at a very healthy rate, it is unclear how long this rate of growth will continue without significant adverse consequences. The markets are grappling with what the true situation is with inflation (are inflationary pressures building and if so, how quickly are they accelerating), how long will the Fed have to raise interest rates and by what amount, when will the economy start to moderate, and are the valuation multiples applied to the so-called New Economy stocks still too rich?

In addition, the level of market volatility has been unprecedented. To a large degree, the significant decline in speculative and richly valued stocks has been healthy. Many day traders, most of whom exhibit the characteristics of gamblers rather than investors, have been flushed out of the market, no longer able to meet the growing demands of margin calls. According to a recent survey, there are only approximately 50,000 day traders in the U.S., but they are a surprisingly powerful force. As a group, they account for about 17% of daily average trading volume on the NYSE and the NASDAQ. Online, they account for 75% to 80%, typically trading 25 to 40 times a day. The partial elimination of this group (or at least the tempering of their behavior) bodes well for the markets going forward and does help eliminate some degree of speculative excess. The manic-depressive behavior of day traders and momentum players in driving many stocks to nosebleed heights only to see them decline precipitously has most directly impacted technology-related stocks. Another pressure on tech stocks has been, and will in the near future continue to be, the expiration of lock-up periods for many second- and third-tier technology stocks, which recently went public. This overhang should continue to keep pressure on some areas of technology as insiders are allowed to sell their shares for the first time since coming public. The extra supply of these shares flooding into the market will take some time to be absorbed by other investors.

On a positive note, despite the market turbulence of the past few months, the average individual investor has kept his cool and responded to the volatility in stride. However, fund managers recently raised large amounts of cash in preparation for massive expected redemptions. This mass exodus did not occur. In fact, the Investment Company Institute recently reported that in none of the periods where we have witnessed a stock market break or a sharp decline in equity values have mutual fund shareholders, as a group, liquidated their shares en masse. Contrary to popular belief, most individual fund investors have exhibited more patience, while some institutional investors have scrambled around. In market corrections over the past 15 years, one-month redemptions have averaged only 1.9% of the previous month's total assets versus a long-term average monthly redemption rate of 1.5%. This trend held true with the Fountainhead Kaleidoscope Fund, as we saw very few redemption requests. However, fund managers as a whole have raised cash in anticipation of redemptions, which have not materialized. The net result is this money will probably flow back into the market, bidding prices up higher.

In addition to the aforementioned cash, which will be looking for a home in the equity market, several fundamental aspects of the market appear promising. For one, earnings growth overall continues to be strong. Over 70% of all S&P 500 companies reported first quarter 2000 earnings, which exceeded expectations, while only 10% fell short. This compares very favorably to a five-year average of just 56% positive and 26% negative. In addition, according to many economists, we are in the early stages of a multiyear cyclical profit recovery, which is being driven by stronger global growth.

With this said, these overall favorable factors are tempered by our belief that the markets will continue to experience a high level of volatility until the Fed is close to being done with raising rates and inflationary pressures appear to be contained. This is the key to seeing a broad advance in the major indices. In the meantime, however, many individual opportunities exist in select companies, which, in our belief, are currently trading at discounts to their respective private-market values.

As previously mentioned in our other work, the growth potential in telecommunications should prove tremendous as usage in the United States still is not near as great as in Europe. As a result, most U.S. telecom companies trade at large discounts to their European counterparts. With higher growth potential in the U.S. and cheaper valuations, it is likely that foreign telecom companies will look to take advantage of the situation by acquiring U.S. assets via takeover offers. Of course, merger and acquisition activity is icing on the cake, as many of these companies should do very well fundamentally as growth continues to be explosive, overall market penetration accelerates, and subscriber bases become more and more valuable. In the wireless area, we continue to see potential in Nextel Communications, Price Communications, Rural Cellular, VoiceStream Wireless, and Western Wireless. Despite the enormous share price appreciation in many of these stocks during 1999, we believe much upside potential continues to exist and we have added to some of these positions during the last six months when the opportunity has presented itself. In the broadband area, Global Crossing continues to take action which is unlocking shareholder value, and Broadwing is well positioned to benefit from previous acquisitions and it could prove to be an acquisition candidate. Finally, in the higher-tech telecommunications area, Viatel and Winstar Communications remain favorites.

Cable is another area where we see much opportunity, as it is an area which has significantly benefited from the acceptance and use of the Internet. Cable companies, such as Adelphia Communications, Cablevision Systems, and Charter
Communications, essentially provide the inroads for this technology to enter into our homes. The value of cable was validated with the announcement of the America Online/Time Warner merger. In addition to highlighting the value inherent in cable companies, the merger should facilitate the affiliation between AOL and other cable operators, which should, in turn, accelerate the rollout and adoption of cable broadband high-speed Internet service. Substantial growth still should come from this area, and consolidation opportunities should also present themselves.

Select companies in the healthcare industry also look attractive to us. In particular, mid- and small-cap specialty pharmaceutical companies (such as Dura Pharmaceutical and Watson Pharmaceutical) and mid-cap medical device companies (such as St. Jude Medical and Beckman Coulter) could prove to be big winners as they offer defensive characteristics associated with large-cap healthcare companies, but are buffered from many of the existing concerns associated with potential Medicare reform. Most medical device stocks should not be impacted directly from Medicare reform, and mid- and small-cap specialty pharmaceutical companies are valued more by the potential which exists from their developmental pipelines. In addition, many of these companies are growing their earnings at rates much higher than their larger-cap brethren.

As always, we appreciate your loyalty and support of King Investment Advisors and of Fountainhead Kaleidoscope Fund.

Sincerely,



Roger E. King
Chairman and President

FOUNTAINHEAD KALEIDOSCOPE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000
(UNAUDITED)
COMMON STOCKS - 99.4%                                         SHARES                        VALUE

BEVERAGES - 3.7%
Pepsi Bottling Group, Inc.                                        2,800                         $ 60,375
                                                                                      -------------------
BUSINESS EQUIPMENT - 3.5%
Diebold, Inc.                                                     2,000                           57,750
                                                                                      -------------------
BUSINESS SERVICES - 3.4%
Equifax, Inc.                                                     2,300                           56,350
                                                                                      -------------------
CABLE TV & SATELLITE SYSTEMS - 7.3%
Adelphia Communications Corp. - Class A (a)                       2,450                          121,428
                                                                                      -------------------
COMPUTER COMMUNICATIONS EQUIPMENT - 0.8%
Cabletron Systems, Inc. (a)                                         600                           13,725
                                                                                      -------------------
FINANCIAL SERVICES - 3.7%
Countrywide Credit Industries, Inc.                               2,200                           60,775
                                                                                      -------------------
HEALTH CARE INFORMATION SYSTEMS - 4.5%
IMS Health, Inc.                                                  4,300                           73,637
                                                                                      -------------------
HOUSEHOLD PRODUCTS - 5.9%
Dial Corp.                                                        7,000                           97,563
                                                                                      -------------------
INSURANCE - 8.3%
ACE Limited                                                       2,700                           64,631
ReliaStar Financial Corp.                                         1,700                           73,100
                                                                                      -------------------
                                                                                                 137,731
                                                                                      -------------------
INTERNET SERVICES & SOFTWARE - 5.6%
EarthLink, Inc. (a)                                               2,400                           45,300
Rhythms NetConnections, Inc. (a)                                  2,300                           47,581
                                                                                      -------------------
                                                                                                  92,881
                                                                                      -------------------
LABORATORY ANALYTICAL INSTRUMENTS - 3.6%
Beckman Coulter, Inc.                                               925                           60,009
                                                                                      -------------------

MEDICAL APPLIANCES & EQUIPMENT - 4.3%
St. Jude Medical, Inc. (a)                                        2,300                           71,731
                                                                                      -------------------


FOUNTAINHEAD KALEIDOSCOPE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 - CONTINUED

COMMON STOCKS - CONTINUED                                       SHARES                        VALUE

PHARMACEUTICALS - 11.9%
AmeriSource Health Corp. (a)                                      2,200                         $ 43,863
Dura Pharmaceuticals, Inc. (a)                                    7,000                           91,000
Watson Pharmaceuticals, Inc. (a)                                  1,400                           62,913
                                                                                      -------------------
                                                                                                 197,776
                                                                                      -------------------
PUBLISHING - 4.5%
Meredith Corp.                                                    2,700                           75,094
                                                                                      -------------------
SAVINGS & LOANS - 1.5%
Astoria Financial Corp.                                             900                           24,806
                                                                                      -------------------
TELECOMMUNICATION SERVICES - 10.9%
Broadwing, Inc.                                                     943                           26,699
Telephone & Data Systems, Inc.                                      800                           81,600
Viatel, Inc. (a)                                                  1,900                           72,675
                                                                                      -------------------
                                                                                                 180,974
                                                                                      -------------------
TELEVISION BROADCASTING - 1.9%
Paxson Communications Corp.- Class A (a)                          3,700                           30,525
                                                                                      -------------------
WIRELESS COMMUNICATIONS - 14.1%
Price Communications Corp. (a)                                    3,600                           73,350
Rural Cellular Corp. - Class A (a)                                1,100                           81,331
Western Wireless Corp. - Class A (a)                              1,600                           79,500
                                                                                      -------------------
                                                                                                 234,181
                                                                                      -------------------

TOTAL COMMON STOCKS (COST $1,521,652)                                                          1,647,311
                                                                                      -------------------

                                                             PRINCIPAL
                                                              AMOUNT                        VALUE

MONEY MARKET SECURITIES - 0.1%
Firstar Treasury Fund, 5.00% (b) (Cost $2,236)                    2,236                            2,236
                                                                                      -------------------
TOTAL INVESTMENTS - 99.5% (COST $1,523,888)                                                    1,649,547
                                                                                      -------------------
OTHER ASSETS LESS LIABILITIES - 0.5%                                                               8,732
                                                                                      -------------------
TOTAL NET ASSETS - 100.0%                                                                    $ 1,658,279
                                                                                      ===================

(a) Non-income producing
(b) Variable rate security;  the coupon rate shown  represents the rate at April 30, 2000.

FOUNTAINHEAD KALEIDOSCOPE FUND                                                              APRIL 30, 2000
STATEMENT OF ASSETS & LIABILITIES
(UNAUDITED)

ASSETS

Investment in securities, at value (Cost $1,523,888)                                           $ 1,649,547
Receivable for investment sold                                                                       8,419
Receivable for fund shares sold                                                                      2,000
Dividends receivable                                                                                   470
Interest receivable                                                                                     32
                                                                                        -------------------
     TOTAL ASSETS                                                                                1,660,468

LIABILITIES

Accrued investment advisory fee payable                                      $ 1,629
Payable to custodian                                                             560
                                                                  -------------------
     TOTAL LIABILITIES                                                                               2,189
                                                                                        -------------------

NET ASSETS                                                                                     $ 1,658,279
                                                                                        ===================

Net Assets consist of:
Paid in capital                                                                                $ 1,556,102
Accumulated undistributed net investment loss                                                         (840)
Accumulated undistributed net realized loss on investments                                         (22,642)
Net unrealized appreciation on investments                                                         125,659
                                                                                        -------------------

Net Assets, for 123,024 shares                                                                 $ 1,658,279
                                                                                        ===================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share  ($1,658,279 / 123,024)                              $ 13.48

                                                                                        ===================

FOUNTAINHEAD KALEIDOSCOPE FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2000
(UNAUDITED)
INVESTMENT INCOME
Dividend Income                                                                           $ 2,482
Interest Income                                                                             3,222
                                                                                   ---------------
TOTAL INCOME                                                                                5,704


EXPENSES
Investment advisory fee                                                 $ 9,162
Trustees' fees                                                            1,022
                                                                 ---------------
Total expenses before waivers and reimbursements                         10,184
Waived fees and reimbursed expenses                                      (3,640)
                                                                 ---------------
Total operating expenses                                                                    6,544
                                                                                   ---------------
NET INVESTMENT LOSS                                                                          (840)
                                                                                   ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized loss on investment securities                              (22,642)
Change in net unrealized appreciation (depreciation)
  on investment securities                                              125,659
                                                                 ---------------
Net gain on investment securities                                                         103,017
                                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $ 102,177
                                                                                   ===============

FOUNTAINHEAD KALEIDOSCOPE FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                SIX MONTHS
                                                                  ENDED
                                                                APRIL 30,
                                                                   2000
                                                               (UNAUDITED)
                                                            -------------------
Increase/(Decrease) in Net Assets

OPERATIONS
  Net investment loss                                                   $ (840)
  Net realized loss on investment securities                           (22,642)
  Change in net unrealized
    appreciation (depreciation)                                        125,659
                                                            -------------------
  Net increase  in net assets
    resulting from operations                                          102,177
                                                            -------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                 0
  From net realized gain                                                     0
                                                            -------------------
  Total distributions                                                        0
                                                            -------------------
SHARE TRANSACTIONS
  Net proceeds from sale of shares                                   1,559,102
  Shares issued in reinvestment
    of distributions                                                         0
  Shares redeemed                                                       (3,000)
                                                            -------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM SHARE TRANSACTIONS                                            1,556,102
                                                            -------------------
  TOTAL INCREASE IN NET ASSETS                                       1,658,279

NET ASSETS
  Beginning of period                                                        0
                                                            -------------------
  End of period [including accumulated
     undistributed net investment loss of $(840)]                  $ 1,658,279
                                                            ===================

FOUNTAINHEAD KALEIDOSCOPE FUND
FINANCIAL HIGHLIGHTS
                                                            SIX MONTHS
                                                              ENDED
                                                            APRIL 30,
                                                               2000
                                                           (UNAUDITED)
                                                          ---------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                             $ 10.00
                                                          ---------------
Income from investment operations
  Net investment loss                                              (0.01)
  Net realized and unrealized gain (loss)                           3.49
                                                          ---------------
Total from investment operations                                    3.48
                                                          ---------------
Less Distributions
  From net investment income                                        0.00
  From net realized gain                                            0.00
                                                          ---------------
Total distributions                                                 0.00
                                                          ---------------

Net asset value, end of period                                   $ 13.48
                                                          ===============

TOTAL RETURN (a)                                                  34.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                   $1,658
Ratio of expenses to average net assets                            1.25% (b)
Ratio of expenses to average net assets
   before fee waivers and reimbursement                            1.95% (b)
Ratio of net investment loss to average
  net assets                                                      (0.16)%(b)
Ratio of net investment loss to average
  net assets before fee waivers and
  reimbursement                                                   (0.86)%(b)
Portfolio turnover rate                                          169.47% (b)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized

                         FOUNTAINHEAD KALEIDOSCOPE FUND
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2000 (UNAUDITED)

NOTE 1.  ORGANIZATION

     The Fountainhead Kaleidoscope Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on September 29, 1999 and commenced operations on November 1, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term capital growth. The Declaration of Trust Agreement for the fund permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

                         FOUNTAINHEAD KALEIDOSCOPE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

REDEMPTION FEES - The Fund charges a redemption fee of 1% of the current net asset value of shares redeemed if the shares are owned less than 180 days. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they are purchased. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains King Investment Advisors, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 (the "Advisor") to manage the Fund's investments. Roger E. King, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. For the six months ended April 30,

                         FOUNTAINHEAD KALEIDOSCOPE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

2000, the Advisor received a fee of $9,162 from the Fund. The Advisor contractually agreed to waive fees by 0.50% of the average daily net assets of the Fund through February 28, 2000. In addition, the Advisor has agreed to reimburse expenses for the Fund to the extent necessary to maintain total operating expenses at the rate of 1.25%. For the six months ended April 30, 2000, the Advisor waived fees and reimbursed expenses of $3,640. There is no assurance that such an arrangement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended April 30, 2000, the Administrator received fees of $10,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended April 30, 2000, Unified received fees of $7,253 from the Advisor for transfer agent services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million). For the six months ended April 30, 2000, Unified received fees of $4,800 from the Advisor for fund accounting services.

     The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. No payments were made to the Distributor for the six months ended April 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

                         FOUNTAINHEAD KALEIDOSCOPE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 4.  SHARE TRANSACTIONS

     As of April 30, 2000, the Fund had an unlimited number of authorized shares. Paid-in capital at April 30, 2000 was $1,556,102.

     Transactions in shares were as follows:

                                SIX MONTHS ENDED
                                 APRIL 30, 2000

                                 SHARES DOLLARS

              Shares sold                 123,243             $1,559,102
              Shares issued in
               reinvestment of dividends        0                      0
              Shares redeemed                (219)                (3,000)
                                         ---------            -----------
                                          123,024             $1,556,102
                                         =========            ===========

NOTE 5. INVESTMENTS

     For the six months ended April 30, 2000, purchases and sales of investment securities, other than short-term investments, totaled $2,311,256 and $766,962, respectively. The gross unrealized appreciation for all securities totaled
$209,831  and the  gross  unrealized  depreciation  for all  securities  totaled
$84,172 for a net unrealized appreciation of $125,659. The total cost of securities for federal income tax purposes at April 30, 2000 was $1,523,888.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         FOUNTAINHEAD KALEIDOSCOPE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2000, Roger E. King owned of record, in aggregate, more than 39% of the Fund.

FOUNTAINHEAD SPECIAL VALUE FUND SEMI-ANNUAL REPORT

The calendar year of 1999 was an outstanding one for shareholders of the Fountainhead Special Value Fund. The fund returned 133% for 1999, ranking it No. 1 out of 199 funds in the Mid-Cap Value category according to Lipper Analytical Services. While the Fund has given up some of its performance since the end of the year, (the Fund returned a negative 10.4% from 1/1/00 through 4/30/00), it still ranked as the second best performing fund in the Mid-Cap Value category for the one-year period ended 3/31/00 according to Lipper.

For the six months ended 4/30/00, Fountainhead Special Value Fund returned 19.2% versus 7.2% for the S&P 500 and 17.4% for the Russell Mid-Cap Index. For the twelve-month period ended 4/30/00 the Fund returned 66.6% versus 10.1% and 16.0% for the S&P 500 and Russell Mid-Cap Index, respectively. Lastly, since inception, the Fund has generated a compound average annual return of 35.5%, an impressive 11.29 percentage points over the 24.21% compound average annual return for the S&P 500 and 17 percentage points over the 18.5% return for the Russell Mid-Cap Index.


     RETURNS FOR THE PERIODS ENDED 4/30/2000

                                                                Average Annual
                                                          Return Since Inception
     Fund/Index                             Six Months       December 31, 1996
     ----------                             ----------     ---------------------

     Fountainhead Special Value Fund           19.2%                35.5%
     Russell 2000 Index                        18.7%                11.9%
     Russell MidCap Index                      17.4%                18.5%


            Fountainhead
           Special Value       Russell 2000      Russell MidCap
               Fund                Index              Index


     12/96      $10,000            $10,000            $10,000
      1/97      $10,420            $10,200            $10,374
      2/97      $10,830             $9,953            $10,358
      3/97      $10,140             $9,483             $9,918
      4/97       $9,860             $9,510            $10,165
      5/97      $10,869            $10,567            $10,907
      6/97      $11,560            $11,021            $11,264
      7/97      $11,990            $11,533            $12,203
      8/97      $11,860            $11,797            $12,070
      9/97      $12,950            $12,661            $12,759
     10/97      $13,370            $12,105            $12,263
     11/97      $13,070            $12,026            $12,555
     12/97      $13,665            $12,237            $12,902
      1/98      $13,433            $12,044            $12,659
      2/98      $14,757            $12,934            $13,649
      3/98      $15,910            $13,466            $14,296
      4/98      $16,476            $13,540            $14,332
      5/98      $15,758            $12,811            $13,887
      6/98      $16,232            $12,838            $14,080
      7/98      $15,424            $11,798            $13,409
      8/98      $11,976             $9,507            $11,263
      9/98      $12,229            $10,251            $11,992
     10/98      $12,744            $10,669            $12,810
     11/98      $12,481            $11,228            $13,416
     12/98      $13,179            $11,923            $14,202
      1/99      $13,967            $12,082            $14,178
      2/99      $14,240            $11,103            $13,706
      3/99      $15,352            $11,276            $14,135
      4/99      $16,534            $12,287            $15,179
      5/99      $17,382            $12,466            $15,135
      6/99      $18,665            $13,030            $15,670
      7/99      $19,008            $12,673            $15,239
      8/99      $18,927            $12,204            $14,844
      9/99      $20,210            $12,206            $14,321
     10/99      $23,110            $12,256            $15,000
     11/99      $26,373            $12,988            $15,432
     12/99      $30,756            $14,458            $16,790
      1/00      $29,397            $14,225            $30,852
      2/00      $30,852            $16,574            $17,483
      3/00      $30,349            $15,482            $18,485
      4/00      $27,523            $14,550            $17,610


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell MidCap Index, and the Russell 2000 Index on December 31, 1996 and held through April 30, 2000. The Russell MidCap Index and the Russell 2000 Index are widely recognized, unmanaged indices of common stock prices. Performance figures include the change in value of the stocks in the indices and the reinvestment of dividends; they are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The Fund's return represents past performance and is not predictive of future results.

For the first six months of our fiscal year, the Fund was aided by performance in our telecommunications issues (WinStar Communications +54.1% since October 31, 1999, Broadwing +36.0%, Clearnet Communications +94.9%, Nextel Communications +27.0%, and Rural Cellular +22.8%), our healthcare stocks (Elan +65.6%, Watson Pharmaceutical +41.5% and Beckman Coulter +40.9%), select technology holdings (Cabletron Systems +37.1% and Viatel +14.6%), some cable holdings (UnitedGlobalCom +22.1%) and several of our special situation stocks (Citizens Utilities +38.9%).

The first four months of 2000 have proven to be difficult ones for most investors in the U.S. financial markets. While it is clear that the U.S. economy is growing at a very healthy rate, it is unclear how long this rate of growth will continue without significant adverse consequences. The markets are grappling with what the true situation is with inflation (are inflationary pressures building and if so, how quickly are they accelerating), how long will the Fed have to raise interest rates and by what amount, when will the economy start to moderate, and are the valuation multiples applied to the so-called New Economy stocks still too rich?

In addition, the level of market volatility has been unprecedented. To a large degree, the significant decline in speculative and richly valued stocks has been healthy. Many daytraders, most of whom exhibit the characteristics of gamblers rather than investors, have been flushed out of the market, no longer able to meet the growing demands of margin calls. According to a recent survey, there are only approximately 50,000 daytraders in the U.S., but they are a surprisingly powerful force. As a group, they account for about 17% of daily average trading volume on the NYSE and the NASDAQ. Online, they account for 75% to 80%, typically trading 25 to 40 times a day. The partial elimination of this group (or at least the tempering of their behavior) bodes well for the markets going forward and does help eliminate some degree of speculative excess. The manic-depressive behavior of daytraders and momentum players in driving many stocks to nosebleed heights only to see them decline precipitously has most directly impacted technology-related stocks. Another pressure on tech stocks has been, and will in the near future continue to be, the expiration of lock-up periods for many second- and third-tier technology stocks which recently went public. This overhang should continue to keep pressure on some areas of technology as insiders are allowed to sell their shares for the first time since coming public. The extra supply of these shares flooding into the market will take some time to be absorbed by other investors.

On a positive note, despite the market turbulence of the past few months, the average individual investor has kept his cool and responded to the volatility in stride. However, fund managers recently raised large amounts of cash in preparation for massive expected redemptions. This mass exodus did not occur. In fact, the Investment Company Institute recently reported that in none of the periods where we have witnessed a stock market break or a sharp decline in equity values have mutual fund shareholders, as a group, liquidated their shares en masse. Contrary to popular belief, most individual fund investors have exhibited more patience, while some institutional investors have scrambled around. In market corrections over the past 15 years, one-month redemptions have averaged only 1.9% of the previous month's total assets versus a long-term average monthly redemption rate of 1.5%. However, fund managers as a whole have raised cash in anticipation of redemptions which have not materialized. The net result is this money will probably flow back into the market, bidding prices up higher.

In addition to the aforementioned cash which will be looking for a home in the equity market, several fundamental aspects of the market appear promising. For one, earnings growth overall continues to be strong. Over 70% of all S&P 500 companies reported first quarter 2000 earnings which exceeded expectations, while only 10% fell short. This compares very favorably to a five-year average of just 56% positive and 26% negative. In addition, according to many economists, we are in the early stages of a multiyear cyclical profit recovery which is being driven by stronger global growth.

With this said, these overall favorable factors are tempered by our belief that the markets will continue to experience a high level of volatility until the Fed is close to being done with raising rates and inflationary pressures appear to be contained. This is the key to seeing a broad advance in the major indices. In the meantime, however, many individual opportunities exist in select companies which, in our belief, are currently trading at discounts to their respective private-market values.

As previously mentioned in our other work, the growth potential in telecommunications should prove tremendous as usage in the United States still is not near as great as in Europe. As a result, most U.S. telecom companies trade at large discounts to their European counterparts. With higher growth potential in the U.S. and cheaper valuations, it is likely that foreign telecom companies will look to take advantage of the situation by acquiring U.S. assets via takeover offers. Of course, merger and acquisition activity is icing on the cake, as many of these companies should do very well fundamentally as growth continues to be explosive, overall market penetration accelerates, and subscriber bases become more and more valuable. In the wireless area, we continue to see potential in Nextel Communications, Price Communications, Rural Cellular, VoiceStream Wireless, and Western Wireless. Despite the enormous share price appreciation in many of these stocks during 1999, we believe much upside potential continues to exist and we have added to some of these positions during the last six months when the opportunity has presented itself. In the broadband area, Global Crossing continues to take action to unlock shareholder value, and Broadwing is well positioned to benefit from previous acquisitions and it could prove to be an acquisition candidate. Finally, in the higher-tech telecommunications area, Viatel and WinStar Communications remain favorites.

Cable is another area where we see much opportunity, as it is an area which has significantly benefited from the acceptance and use of the Internet. Cable companies, such as Adelphia Communications, Cablevision Systems, and Charter
Communications, essentially provide the inroads for this technology to enter into our homes. The value of cable was validated with the announcement of the America Online/Time Warner merger. In addition to highlighting the value inherent in cable companies, the merger should facilitate the affiliation between AOL and other cable operators which should, in turn, accelerate the rollout and adoption of cable broadband high-speed Internet service. Substantial growth still should come from this area, and consolidation opportunities should also present themselves.

Select companies in the healthcare industry also look attractive to us. In particular, mid- and small-cap specialty pharmaceutical companies (such as Dura Pharmaceutical and Watson Pharmaceutical) and mid-cap medical device companies (such as St. Jude Medical and Beckman Coulter) could prove to be big winners as they offer defensive characteristics associated with large-cap healthcare companies, but are buffered from many of the existing concerns associated with potential Medicare reform. Most medical device stocks should not be impacted directly from Medicare reform, and mid- and small-cap specialty pharmaceutical companies are valued more by the potential which exists from their developmental pipelines. In addition, many of these companies are growing their earnings at rates much higher than their larger-cap brethren.

As always, we appreciate your loyalty and support of King Investment Advisors and of Fountainhead Special Value Fund. While we do not expect 2000 to be as rewarding a year as 1999, we do expect it to be a beneficial one for our shareholders.

Sincerely,



Roger E. King
Chairman and President

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
COMMON STOCKS - 88.0%                                         SHARES                       VALUE

BUSINESS EQUIPMENT - 2.3%
Diebold, Inc.                                                    16,700                     $ 482,212
                                                                                      ----------------
CABLE TV & SATELLITE SYSTEMS - 15.0%
Adelphia Communication Corp. - Class A (a)                       31,261                     1,549,373
Cablevision Systems Corp. - Class A (a)                          15,000                     1,015,313
UnitedGlobalCom, Inc. - Class A (a)                              12,000                       637,500
                                                                                      ----------------
                                                                                            3,202,186
                                                                                      ----------------
DIVERSIFIED UTILITIES - 1.1%
Citizens Utilities Co. (a)                                       15,000                       240,938
                                                                                      ----------------
INTERNET SOFTWARE & SERVICES - 1.7%
Rhythms NetConnections, Inc. (a)                                 17,500                       362,031
                                                                                      ----------------
LABORATORY ANALYTICAL INSTRUMENTS - 3.0%
Beckman Coulter, Inc.                                             9,800                       635,775
                                                                                      ----------------
MEDICAL APPLIANCES & EQUIPMENT - 1.5%
St. Jude Medical, Inc. (a)                                       10,200                       318,112
                                                                                      ----------------
COMPUTER COMMUNICATIONS EQUIPMENT - 2.5%
Cabletron Systems, Inc. (a)                                      23,000                       526,125
                                                                                      ----------------
HOUSEHOLD PRODUCTS - 4.8%
Dial Corp.                                                       73,500                     1,024,406
                                                                                      ----------------
PHARMACEUTICALS - 8.9%
Dura Pharmaceuticals, Inc. (a)                                   80,500                     1,046,500
Watson Pharmaceuticals, Inc. (a)                                 18,900                       849,319
                                                                                      ----------------
                                                                                            1,895,819
                                                                                      ----------------
FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED                                     SHARES                       VALUE

TELECOMMUNCATION SERVICES - 24.0%
Broadwing, Inc.                                                  36,300                   $ 1,027,744
Global Crossing LTD (a)                                          27,290                       859,635
Rural Cellular Corp. - Class A (a)                                8,200                       606,287
Telephone & Data Systems, Inc.                                   12,200                     1,244,400
Viatel Inc. (a)                                                  24,800                       948,600
WinStar Communications, Inc. (a)                                 11,100                       442,613
                                                                                      ----------------
                                                                                            5,129,279
                                                                                      ----------------
WIRELESS COMMUNICATIONS - 23.2%
Nextel Communications, Inc. - Class A (a)                         6,100                       667,569
Price Communications Corp. (a)                                   70,000                     1,426,250
United States Cellular Corp. (a)                                 10,700                       642,669
Voicestream Wireless Corp. (a)                                   14,775                     1,462,725
Western Wireless Corp. - Class A                                 14,900                       740,344
                                                                                      ----------------
                                                                                            4,939,557
                                                                                      ----------------

TOTAL COMMON STOCKS (COST $14,275,012)                                                     18,756,440
                                                                                      ----------------

                                                             PRINCIPAL
                                                              AMOUNT                       VALUE

MONEY MARKET SECURITIES - 3.2%
Firstar Treasury Fund, 5.00% (b) (Cost $693,012)                693,012                       693,012
                                                                                      ----------------
TOTAL INVESTMENTS - 91.2% (COST $14,968,024)                                               19,449,452
                                                                                      ----------------
OTHER ASSETS LESS LIABILITIES - 8.8%                                                        1,873,346
                                                                                      ----------------
TOTAL NET ASSETS - 100.0%                                                                $ 21,322,798
                                                                                      ================

(a) Non-income producing
(b) Variable rate security;  the coupon rate shown  represents the rate at April 30, 2000.

FOUNTAINHEAD SPECIAL VALUE FUND                                                             APRIL 30, 2000
STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)

ASSETS

Investment in securities, at value (Cost $14,968,024)                                         $ 19,449,452
Cash                                                                                                17,688
Receivable for investment sold                                                                   2,665,868
Interest receivable                                                                                  3,312
                                                                                        -------------------
     TOTAL ASSETS                                                                               22,136,320

LIABILITIES

Accrued investment advisory fee payable                                     $ 42,763
Payable for securities purchased                                             759,581
Payable for fund shares redeemed                                               1,545
Other payables and accrued expenses                                            9,633
                                                                  -------------------
     TOTAL LIABILITIES                                                                             813,522
                                                                                        -------------------

NET ASSETS                                                                                    $ 21,322,798
                                                                                        ===================

Net Assets consist of:
Paid in capital                                                                               $ 14,211,371
Accumulated net investment loss                                                                   (107,653)
Accumulated undistributed net realized gain on investments                                       2,737,652
Net unrealized appreciation on investments                                                       4,481,428
                                                                                        -------------------

Net Assets, for 810,804 shares                                                                $ 21,322,798
                                                                                        ===================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share  ($21,322,798/810,804)                               $ 26.30
                                                                                        ===================

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME
Dividend Income                                                                                $ 12,134
Interest Income                                                                                  13,846
                                                                                       -----------------
TOTAL INCOME                                                                                     25,980


EXPENSES
Investment advisory fee                                                   $ 124,772
Trustees' fees                                                                1,992
Transfer agent fees                                                           7,592
Shareholder reports                                                           5,515
Registration fees                                                             4,958
Pricing & bookkeeping fees                                                   11,400
Legal fees                                                                    3,636
Insurance fees                                                                5,621
Custodian fees                                                                4,120
Audit fees                                                                    6,417
Administration fees                                                          15,000
                                                                    ----------------
Total expenses before waivers and reimbursements                            191,023
Waived fees and reimbursed expenses                                         (57,017)
                                                                    ----------------
Total operating expenses                                                                        134,006
                                                                                       -----------------
NET INVESTMENT LOSS                                                                            (108,026)
                                                                                       -----------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                2,848,081
Change in net unrealized depreciation
  on investment securities                                                 (343,662)
                                                                    ----------------
Net gain on investment securities                                                             2,504,419
                                                                                       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $ 2,396,393
                                                                                       =================

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                SIX MONTHS
                                                                  ENDED                    YEAR
                                                                APRIL 30,                  ENDED
                                                                   2000                 OCTOBER 31,
                                                               (UNAUDITED)                 1999
                                                            -------------------     --------------------
Increase/(Decrease) in Net Assets

OPERATIONS
  Net investment loss                                               $ (108,026)               $ (85,772)
  Net realized gain on  investment securities                        2,848,081                  670,151
  Change in net unrealized appreciation (depreciation)                (343,662)               5,115,600
                                                            -------------------     --------------------
  Net increase in net assets resulting from operations               2,396,393                5,699,979
                                                            -------------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain                                              (680,208)                       0
                                                            -------------------     --------------------
SHARE TRANSACTIONS
  Net proceeds from sale of shares                                   7,198,048                3,403,006
  Shares issued in reinvestment of distributions                       651,634                        0
  Shares redeemed                                                   (2,310,874)              (1,672,500)
                                                            -------------------     --------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM SHARE TRANSACTIONS                                  5,538,808                1,730,506
                                                            -------------------     --------------------
  TOTAL INCREASE IN NET ASSETS                                       7,254,993                7,430,485

NET ASSETS
  Beginning of period                                               14,067,805                6,637,320
                                                            -------------------     --------------------
  End of period [including accumulated
     undistributed net investment income (loss) of
    $(108,026) and $0, respectively]                              $ 21,322,798             $ 14,067,805
                                                            ===================     ====================

FOUNTAINHEAD SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS
                                                       SIX MONTHS
                                                         ENDED                YEAR                YEAR                PERIOD
                                                       APRIL 30,             ENDED               ENDED                ENDED
                                                          2000            OCTOBER 31,         OCTOBER 31,          OCTOBER 31,
                                                      (UNAUDITED)             1999                1998               1997 (A)
                                                     ---------------     ---------------     ---------------      ---------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                        $ 22.86             $ 12.61             $ 13.35              $ 10.00
                                                     ---------------     ---------------     ---------------      ---------------
Income from investment operations
  Net investment income (loss)                                (0.15)              (0.16)              (0.09)               (0.02)
  Net realized and unrealized gain (loss)                      4.63               10.41               (0.51)                3.37
                                                     ---------------     ---------------     ---------------      ---------------
Total from investment operations                               4.48               10.25               (0.60)                3.35
                                                     ---------------     ---------------     ---------------      ---------------
Less Distributions
  From net realized gain                                      (1.04)               0.00               (0.14)                0.00
                                                     ---------------     ---------------     ---------------      ---------------
Net asset value, end of period                              $ 26.30             $ 22.86             $ 12.61              $ 13.35
                                                     ===============     ===============     ===============      ===============

TOTAL RETURN (b)                                             19.23%              81.28%               (4.67)%             33.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                             $21,323             $14,068              $6,637               $2,629
Ratio of expenses to average net assets                       1.34% (c)           1.25%               1.20%                0.97% (c)
Ratio of expenses to average net assets
   before fee waivers and reimbursement                       1.91% (c)           2.50%               2.76%                8.25% (c)
Ratio of net investment income (loss) to
  average net assets                                         (1.08)%(c)          (0.95)%             (0.67)%              (0.16)%(c)
Ratio of net investment income (loss) to
  average net assets
  before fee waivers and reimbursement                       (1.65)%(c)          (2.20)%             (2.22)%              (7.45)%(c)
Portfolio turnover rate                                     103.14% (c)         177.56%             108.31%              130.63% (c)

(a)  December 31, 1996 (commencement of operations) to October 31, 1997
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

                         FOUNTAINHEAD SPECIAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2000 (UNAUDITED)

NOTE 1.  ORGANIZATION

     The Fountainhead Special Value Fund (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term capital growth. The Declaration of Trust Agreement for the fund permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

                         FOUNTAINHEAD SPECIAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

REDEMPTION FEES - The Fund charges a redemption fee of 1% of the current net asset value of shares redeemed if the shares are owned less than 180 days. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they are purchased. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains King Investment Advisors, Inc. (the "Advisor") to manage the Fund's investments. Roger E. King, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. For the six months ended April 30, 2000 the Advisor received a fee of $124,772 from the Fund. The Advisor voluntarily agreed to waive fees and reimburse expenses for the Fund for the period November 1, 1999 to February 29 to the extent necessary to maintain total operating expenses at the rate of 1.25% for that period.

                         FOUNTAINHEAD SPECIAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

The Advisor contractually agreed to waive and reimburse expenses for the Fund for the period March 1, 2000 to April 30, 2000 to the extent necessary to maintain total operating expenses at the rate of 1.50%. For the six months ended April 30, 2000, the Advisor waived fees and reimbursed expenses of $57,017. The Advisor has contractually agreed to waive fees and/or reimburse expenses to maintain total fund operating expenses at 1.50% of net assets through March 1, 2001.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended April 30, 2000, the Administrator received fees of $15,000 from the Fund for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended April 30, 2000, Unified received fees of $7,592 for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the fund's assets from $100 million to $300 million and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million). For the six months ended April 30, 2000, Unified received fees of $11,400 for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. No payments were made to the Distributor for the six months ended April 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

                         FOUNTAINHEAD SPECIAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 4.  SHARE TRANSACTIONS

     As of April 30, 2000, the Fund had an unlimited number of authorized shares. Paid-in capital at April 30, 2000 was $14,211,371.

     Transactions in shares were as follows:

                                    SIX MONTHS ENDED                              YEAR ENDED
                                     APRIL 30, 2000                            OCTOBER 31, 1999

                               SHARES               DOLLARS               SHARES               DOLLARS

Shares sold                   252,613             $7,198,048             194,253             $3,403,006
Shares issued in
reinvestment of
dividends                      22,666                651,634                  0                       0
Shares redeemed
                              (79,824)            (2,310,874)           (105,383)            (1,672,500)
                              --------            ----------           ---------             ----------
                              195,455             $5,538,808              88,870             $1,730,506
                              ========            ==========           =========             ==========


NOTE 5. INVESTMENTS

     For the six months ended April 30, 2000, purchases and sales of investment securities, other than short-term investments, totaled $11,856,050 and $9,620,540, respectively. The gross unrealized appreciation for all securities totaled $4,628,988 and the gross unrealized depreciation for all securities totaled $147,560 for a net unrealized appreciation of $4,481,428. The total cost of securities for federal income tax purposes at April 30, 2000 was $14,968,024.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Dear Fellow Shareholders:

For the six months ended April 30, 2000, the GLOBALT Growth Fund outperformed its benchmark, the S&P 500 Index, by a significant margin of 11.21% to 7.20%. The Fund performed very strongly in the first part of the period, when growth strategies in general were market leaders, and less buoyantly in the second part, when growth stocks came under pressure. In this period of unusually high volatility, we are pleased with the Fund's net results.

      Periods Ending 4/30/2000                    GROWX    S&P 500

      Avg. Annual 1 Year Return                   16.71%    10.13%
      Avg. Annual Return Since Inception          23.41%    23.94%

                                                Russell
 Period                 GGF       S&P 500     1000 Growth
----------            ------     --------    ------------

                             Beginning 12/1/95
                      $25,000     $25,000       $25,000
 Dec-95               $26,600     $25,483       $25,143
 Jan-96               $27,600     $26,349       $25,984
 Feb-96               $28,199     $26,594       $26,460
 Mar-96               $28,549     $26,849       $26,495
 Apr-96               $29,074     $27,244       $27,190
 May-96               $29,400     $27,947       $28,142
 Jun-96               $29,400     $28,053       $28,180
 Jul-96               $28,074     $26,813       $26,537
 Aug-96               $28,871     $27,379       $27,217
 Sep-96               $30,647     $28,920       $29,198
 Oct-96               $31,195     $29,718       $29,372
 Nov-96               $33,295     $31,965       $31,577
 Dec-96               $31,913     $31,332       $30,966
 Jan-97               $33,914     $33,289       $33,133
 Feb-97               $33,052     $33,550       $32,908
 Mar-97               $31,558     $32,172       $31,128
 Apr-97               $33,862     $34,092       $33,195
 May-97               $35,836     $36,168       $35,597
 Jun-97               $37,506     $37,788       $37,025
 Jul-97               $40,773     $40,795       $40,303
 Aug-97               $39,077     $38,510       $37,947
 Sep-97               $40,902     $40,619       $39,814
 Oct-97               $39,663     $39,262       $38,343
 Nov-97               $40,424     $41,080       $39,967
 Dec-97               $41,063     $41,785       $40,415
 Jan-98               $41,342     $42,247       $41,623
 Feb-98               $44,377     $45,294       $44,753
 Mar-98               $46,382     $47,613       $46,539
 Apr-98               $47,663     $48,092       $47,181
 May-98               $46,466     $47,266       $45,841
 Jun-98               $48,859     $49,186       $48,651
 Jul-98               $48,219     $48,662       $48,330
 Aug-98               $40,533     $41,626       $41,076
 Sep-98               $42,203     $44,293       $44,231
 Oct-98               $44,929     $47,894       $47,787
 Nov-98               $47,854     $50,797       $51,423
 Dec-98               $51,668     $53,724       $56,062
 Jan-99               $54,438     $55,970       $59,353
 Feb-99               $51,378     $54,231       $56,640
 Mar-99               $52,925     $56,401       $59,625
 Apr-99               $54,237     $58,585       $59,703
 May-99               $53,451     $57,202       $57,870
 Jun-99               $56,246     $60,376       $61,921
 Jul-99               $54,266     $58,492       $59,951
 Aug-99               $54,239     $58,199       $60,929
 Sep-99               $53,306     $56,604       $59,649
 Oct-99               $56,920     $60,187       $64,153
 Nov-99               $59,749     $61,410       $67,611
 Dec-99               $65,706     $65,028       $74,642
 Jan-00               $61,416     $61,761       $71,141
 Feb-00               $62,269     $60,591       $74,620
 Mar-00               $66,379     $66,519       $79,963
 Apr-00               $63,306     $64,518       $76,157



      Past performance is not predictive of future performance.

      The GLOBALT Growth Fund's historical results are net of all expenses, versus the gross market benchmark (the S&P 500 Index). Investors are reminded that when trying to achieve benchmark returns, investment management fees, transaction costs and execution costs will be incurred.

      The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends and weighted toward stocks with large market capitalization.

      Inception Date:  December 1, 1995.

In the latter part of the period, we took money out of extended high growth stocks, balancing economic sector representation and increasing the number of issues in the portfolio. The net effects were to moderate volatility and to lower the average market capitalization in the Fund. Reliance on the largest capitalization companies and the Technology sector was reduced, and participation in a broader range of growth sectors was increased, particularly companies with greater exposure to improving international economies. In effect, we spread out our technology names and included more growth drivers at better valuations. We are convinced that the U.S. economy, while slowing, remains healthy and the current correction is providing opportunities to own some of the most promising growth stocks at better prices.

We have not backed away from our conviction that the information age economy is rapidly creating large new markets. Today, the spending intentions of most companies are universally single-minded. Virtually every organization is moving from the planning stage to spending on their number one priority: e-commerce and the development of the infrastructure necessary to make pervasive e-commerce possible. We are committed to investing in companies that will benefit from these developments and are aware that there are many ways to accomplish this in both "new" and "old" companies. We also understand that the level of creative destruction (i.e., rapid replacement of old methods with new ways of doing business) will be high, and we have seen some evidence of this in recent months. The greater diversification in our portfolios is recognition of our respect for risk control in this market environment. Higher turnover in the portfolio will be a by-product of the process, as long as volatility remains high.

Likewise, the idea of two separate economies is simplistic and misleading. In "old" vs. "new," investors will seek the "real" economy, where a revolution is occurring in the way business is conducted worldwide. In time, "e" will go back to being just another letter in the alphabet, because e-business will not be unique; it will be the standard for all business. We are firmly convinced that growth strategies will prevail, and that highly charged inflection points in the stock market create opportunities to own the companies best positioned to cope with the new, "real" economy. Technology has become the weapon to win the war in a globally deregulated environment. The shift to a growth focus by the market in recent years mirrors trends in the real economy brought about by globalization, deregulation and capital redeployment and in this sense is a secular change in our opinion. There has never been a more challenging environment in which to be an investor nor a better time to be focused on the opportunities which the global "information age" economy is presenting to U.S. companies.

Please contact us with any questions or comments you may have. As always, we appreciate your confidence in the GLOBALT Growth Fund.

Sincerely,



Samuel E. Allen
Chief Executive Officer

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000
(UNAUDITED)
COMMON STOCKS - 97.7%                                            SHARES                         VALUE

ADVERTISING - 1.9%
Interpublic Group of Cos., Inc.                                     5,400                        $ 221,400
Omnicom Group, Inc.                                                 1,800                          163,912
                                                                                        -------------------
                                                                                                   385,312
                                                                                        -------------------
AIR DELIVERY, FREIGHT & PARCEL SERVICES - 1.3%
United Parcel Service, Inc.                                         4,000                          266,000
                                                                                        -------------------
BANKS - 3.0%
Citigroup, Inc.                                                     7,450                          442,809
State Street Corp.                                                  1,700                          164,688
                                                                                        -------------------
                                                                                                   607,497
                                                                                        -------------------
CHEMICALS - 0.6%
Praxair, Inc.                                                       3,000                          133,312
                                                                                        -------------------
COMMUNICATIONS EQUIPMENT - 4.4%
Comverse Technology, Inc. (a)                                         920                           82,052
JDS Uniphase Corp. (a)                                              1,680                          174,300
Lucent Technologies, Inc.                                           3,300                          205,219
Motorola, Inc.                                                      1,300                          154,781
QUALCOMM, Inc. (a)                                                  1,900                          206,031
Scientific-Atlanta, Inc.                                            1,300                           84,581
                                                                                        -------------------
                                                                                                   906,964
                                                                                        -------------------
COMPUTER SERVICES & SOFTWARE - 12.5%
Agile Software Corp. (a)                                            2,700                          100,069
America Online, Inc. (a)                                            5,000                          299,375
i2 Technologies, Inc. (a)                                             500                           64,625
Microsoft Corp. (a)                                                 8,900                          620,775
Oracle Corp. (a)                                                    7,500                          599,531
PSINet, Inc. (a)                                                    4,800                          111,300
Portal Software, Inc. (a)                                           2,100                           96,337
Siebel Systems, Inc. (a)                                              350                           43,006
Verisign, Inc. (a)                                                    700                           97,563
Veritas Software Corp. (a)                                          3,000                          321,797
Yahoo!, Inc. (a)                                                    1,700                          221,425
                                                                                        -------------------
                                                                                                 2,575,803
                                                                                        -------------------

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED) - CONTINUED
COMMON STOCKS - CONTINUED
                                                                  SHARES                         VALUE
COMPUTERS & OFFICE EQUIPMENT - 12.9%
Cisco Systems, Inc. (a)                                            12,400                        $ 859,668
Dell Computer Corp. (a)                                             4,000                          200,500
Diebold, Inc.                                                       9,500                          274,312
EMC Corp. (a)                                                       2,100                          291,769
Electronics for Imaging, Inc. (a)                                   3,000                          156,750
International Business Machines, Inc.                               3,000                          334,875
Network Appliance, Inc. (a)                                         2,020                          149,354
Sun Microsystems, Inc. (a)                                          4,200                          386,138
                                                                                        -------------------
                                                                                                 2,653,366
                                                                                        -------------------
DRUGS & PHARMACEUTICALS - 10.2%
Alza Corp. - Class A (a)                                            3,000                          132,000
Amgen, Inc. (a)                                                     4,900                          274,400
Bristol-Myers Squibb, Inc.                                          5,600                          293,650
Johnson & Johnson                                                   5,012                          413,490
Lilly (Eli) & Co.                                                   2,500                          193,281
Merck & Co., Inc.                                                   4,000                          278,500
Pharmacia Corp.                                                     2,500                          125,000
Warner-Lambert, Inc.                                                3,400                          386,962
                                                                                        -------------------
                                                                                                 2,097,283
                                                                                        -------------------
ELECTRIC UTILITY - 0.7%
AES Corp. (a)                                                       1,700                          152,044
                                                                                        -------------------
ELECTRONICS - 3.5%
Jabil Circuit, Inc. (a)                                             5,600                          229,250
Molex, Inc.- Class A                                                9,150                          366,000
SCI Systems, Inc. (a)                                               2,200                          117,150
                                                                                        -------------------
                                                                                                   712,400
                                                                                        -------------------
ENTERTAINMENT - 3.4%
Time Warner Inc.                                                    4,700                          422,706
Viacom, Inc. - Class B (a)                                          5,000                          271,875
                                                                                        -------------------
                                                                                                   694,581
                                                                                        -------------------
FINANCE - DIVERSIFIED - 0.9%
American Express Co.                                                1,300                          195,000
                                                                                        -------------------
HOUSEHOLD PRODUCTS - 1.8%
Colgate-Palmolive Co.                                               2,900                          165,662
Procter & Gamble, Inc.                                              3,300                          196,763
                                                                                        -------------------
                                                                                                   362,425
                                                                                        -------------------
INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%
Illinois Tool Works, Inc.                                           2,500                          160,156
                                                                                        -------------------
GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED) - CONTINUED
COMMON STOCKS - CONTINUED
                                                                  SHARES                        VALUE
INSURANCE - 3.5%
AFLAC, Inc.                                                         6,100                        $ 297,756
American International Group, Inc.                                  3,200                          351,000
Marsh & McLennan Cos., Inc.                                           800                           78,850
                                                                                        -------------------
                                                                                                   727,606
                                                                                        -------------------
INVESTMENT SERVICES - 1.9%
Donaldson, Lufkin & Jenrette, Inc.                                  3,000                          125,438
Franklin Resources, Inc.                                            8,000                          258,000
                                                                                        -------------------
                                                                                                   383,438
                                                                                        -------------------
MANUFACTURERS - DIVERSIFIED - 7.1%
General Electric Co.                                                6,300                          990,675
Honeywell International, Inc.                                       5,400                          302,738
Minnesota Mining & Manufacturing Co.                                2,000                          173,000
                                                                                        -------------------
                                                                                                 1,466,413
                                                                                        -------------------
MEDICAL EQUIPMENT & SUPPLIES - 2.0%
Stryker Corp.                                                       5,600                          402,850
                                                                                        -------------------
OIL & GAS EQUIPMENT - 0.5%
Baker Hughes, Inc.                                                  3,500                          111,344
                                                                                        -------------------
OIL & GAS EXPLORATION & PRODUCTION - 1.2%
Apache Corp. (a)                                                    5,000                          242,188
                                                                                        -------------------
OIL & GAS SERVICES - 2.7%
Ensco International, Inc.                                           5,000                          165,937
Global Marine, Inc. (a)                                             7,000                          168,000
Halliburton Co.                                                     5,000                          220,938
                                                                                        -------------------
                                                                                                   554,875
                                                                                        -------------------
PERSONAL CARE PRODUCTS - 2.3%
Avon Products, Inc.                                                 7,000                          290,500
Kimberly-Clark Corp.                                                3,000                          174,188
                                                                                        -------------------
                                                                                                   464,688
                                                                                        -------------------
PUBLISHING - 0.8%
Reader's Digest Association, Inc. - Class A                         5,000                          159,688
                                                                                        -------------------
RESTAURANTS - 0.8%
Starbucks Corp. (a)                                                 5,500                          166,289
                                                                                        -------------------

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED) - CONTINUED
COMMON STOCKS - CONTINUED
                                                                   SHARES                       VALUE
RETAIL - DISCOUNT & VARIETY STORES - 2.3%
Costco Wholesale Corp. (a)                                          2,300                        $ 124,344
Wal-Mart Stores, Inc.                                               6,200                          343,325
                                                                                        -------------------
                                                                                                   467,669
                                                                                        -------------------
RETAIL - HOME IMPROVEMENT STORES - 0.9%
Home Depot, Inc.                                                    3,300                          185,006
                                                                                        -------------------
SEMICONDUCTORS - 6.8%
Anadigics, Inc. (a)                                                   900                           67,556
Analog Devices, Inc. (a)                                            1,500                          115,125
Applied Micro Circuits Corp. (a)                                      800                          103,100
Broadcom Corp. - Class A (a)                                          800                          137,900
Conexant Systems, Inc. (a)                                            380                           22,752
Intel Corp.                                                         2,800                          355,075
Maxim Integrated Products, Inc. (a)                                   800                           51,850
RF Micro Devices, Inc. (a)                                          1,900                          197,719
Texas Instruments, Inc.                                             1,000                          162,875
Xilinx, Inc. (a)                                                    2,500                          183,125
                                                                                        -------------------
                                                                                                 1,397,077
                                                                                        -------------------
TELECOMMUNICATION SERVICES - 6.5%
Aether Systems, Inc. (a)                                            1,100                          183,133
Level 3 Communications, Inc. (a)                                    1,900                          169,100
MCI Worldcom, Inc. (a)                                             10,550                          479,366
U.S. West, Inc.                                                     7,000                          498,313
                                                                                        -------------------
                                                                                                 1,329,912
                                                                                        -------------------
TRAVEL SERVICES - 0.5%
Sabre, Inc.                                                         2,900                          101,681
                                                                                        -------------------
TOTAL COMMON STOCKS (Cost $16,557,163)                                                          20,062,867
                                                                                        -------------------
                                                                PRINCIPAL
                                                                  AMOUNT                         VALUE

MONEY MARKET SECURITIES - 3.6%
Firstar Treasury Fund, 5.00% (b) (Cost $740,182)                  740,182                          740,182
                                                                                        -------------------
TOTAL INVESTMENTS -  (COST $17,297,345) - 101.3%                                                20,803,049
                                                                                        -------------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%                                                    (272,846)
                                                                                        -------------------
TOTAL NET ASSETS - 100.0%                                                                     $ 20,530,203
                                                                                        ===================

(a) Non-income producing
(b) Variable rate security;  the coupon rate shown  represents the rate at April 30, 2000.

GLOBALT GROWTH FUND                                                                         APRIL 30, 2000
STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

ASSETS

Investment in securities, at value (cost $17,297,345)                                         $ 20,803,049
Cash                                                                                                   330
Dividends receivable                                                                                11,058
Interest receivable                                                                                  1,174
Receivable for fund shares sold                                                                        167
Receivable for investments sold                                                                     85,815
                                                                                       --------------------
     TOTAL ASSETS                                                                               20,901,593

LIABILITIES

Accrued investment advisory fee payable                                     $ 19,486
Payable for investments purchased                                            351,904
                                                                  -------------------
     TOTAL LIABILITIES                                                                             371,390
                                                                                       --------------------

NET ASSETS                                                                                    $ 20,530,203
                                                                                       ====================

Net Assets consist of:
Paid in capital                                                                                 14,751,696
Undistributed Net Investment Loss                                                                  (31,661)
Accumulated undistributed net realized gain on investments                                       2,304,464
Net unrealized appreciation on investments                                                       3,505,704
                                                                                       --------------------

NET ASSETS, for 987,091 shares                                                                $ 20,530,203
                                                                                       ====================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share  ($20,530,203 / 987,091)                             $ 20.80
                                                                                       ====================

GLOBALT GROWTH FUND
STATEMENT OF OPERATIONS  FOR THE SIX MONTHS ENDED APRIL 30, 2000
(UNAUDITED)
INVESTMENT INCOME
Dividend Income                                                                                     $ 64,243
Interest Income                                                                                       20,369
                                                                                            -----------------
TOTAL INCOME                                                                                          84,612


EXPENSES
Investment advisory fee                                                        $ 113,387
Trustees' fees                                                                     1,992
                                                                        -----------------
Total expenses before reimbursement                                              115,379
Reimbursed expenses                                                               (1,992)
                                                                        -----------------
Total operating expenses                                                                             113,387
                                                                                            -----------------
NET INVESTMENT LOSS                                                                                  (28,775)
                                                                                            -----------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                     2,304,450
Change in net unrealized appreciation (depreciation)
  on investment securities                                                      (312,861)
                                                                        -----------------
Net gain on investment securities                                                                  1,991,589
                                                                                            -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $ 1,962,814
                                                                                            =================

GLOBALT GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                              SIX MONTHS
                                                                ENDED                     YEAR
                                                              APRIL 30,                  ENDED
                                                                 2000                 OCTOBER 31,
                                                             (UNAUDITED)                  1999
                                                          -------------------      -------------------
Increase/(Decrease) in Net Assets
OPERATIONS
  Net investment income (loss)                                     $ (28,775)               $ (42,743)
  Net realized gain on investment securities                       2,304,450                  844,362
  Change in net unrealized
    appreciation (depreciation)                                     (312,861)               2,489,533
                                                          -------------------      -------------------
  Net increase in net assets
    resulting from operations                                      1,962,814                3,291,152
                                                          -------------------      -------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                               0                  (15,584)
  From net realized gain                                            (843,737)                (592,834)
                                                          -------------------      -------------------
  Total distributions                                               (843,737)                (608,418)
                                                          -------------------      -------------------
SHARE TRANSACTIONS
  Net proceeds from sale of shares                                 2,250,865                4,333,512
  Shares issued in reinvestment of distributions                     736,100                  608,118
  Shares redeemed                                                   (509,879)              (2,399,432)
                                                          -------------------      -------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM SHARE TRANSACTIONS                                          2,477,086                2,542,198
                                                          -------------------      -------------------
  TOTAL INCREASE IN NET ASSETS                                     3,596,163                5,224,932

NET ASSETS
  Beginning of period                                             16,934,040               11,709,108
                                                          -------------------      -------------------
  End of period [including accumulated
    undistributed net investment income (loss)
    of $(31,661) and $(2,886), respectively]                    $ 20,530,203             $ 16,934,040
                                                          ===================      ===================

GLOBALT GROWTH FUND
FINANCIAL HIGHLIGHTS

                                            SIX MONTHS                                                                    PERIOD
                                               ENDED                       YEARS ENDED OCTOBER 31,                        ENDED
                                          APRIL 30, 2000   ----------------------------------------------------        OCTOBER 31,
                                            (UNAUDITED)           1999              1998             1997                1996 (A)
                                          --------------   ----------------   ---------------   ---------------    -----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period          $ 19.53           $ 16.14          $ 15.66          $ 12.48               $ 10.00
                                          --------------   ----------------   ---------------   ---------------    -----------------
Income from investment operations:
  Net investment income (loss)                  (0.03)            (0.05)            0.02             0.01                  0.01
  Net realized and unrealized gain               5.13              4.27             1.86             3.34                  2.47
                                          --------------   ----------------   ---------------   ---------------    -----------------
Total from investment operations                 5.10              4.22             1.88             3.35                  2.48
                                          --------------   ----------------   ---------------   ---------------     ----------------
Less Distributions
  From net investment income                     0.00             (0.02)           (0.01)            0.00                  0.00
  From net realized gain                        (0.95)            (0.81)           (1.39)           (0.17)                 0.00
                                          --------------   ----------------   ---------------   ---------------     ----------------
Total Distributions                             (0.95)            (0.83)           (1.40)           (0.17)                 0.00
                                          --------------   ----------------   ---------------   ---------------     ----------------
Net asset value, end of period                $ 23.68           $ 19.53          $ 16.14          $ 15.66               $ 12.48
                                          ==============   ================   ===============   ===============     ================

TOTAL RETURN (b)                                11.21%            26.67%           13.28%           27.15%                24.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                $20,530           $16,934          $11,709           $8,003                $3,443
Ratio of expenses to average net assets          1.17% (c)         1.17%            1.17%            1.17%                 1.16% (c)
Ratio of expenses to average net assets
  before reimbursement                           1.19% (c)         1.18%            1.19%            1.19%                 1.25% (c)
Ratio of net investment income (loss) to
  average net assets                            (0.30)%(c)        (0.27)%           0.14%            0.06%                 0.11% (c)
Ratio of net investment income (loss) to
  average net assets before reimbursement       (0.32)%(c)        (0.28)%           0.12%            0.04%                 0.02% (c)
Portfolio turnover rate                          72.52%(c)        120.46%          83.78%          110.01%                66.42% (c)

(a)  December 1, 1995 (commencement of operations) to October 31, 1996
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

                               GLOBALT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2000 (UNAUDITED)

NOTE 1.  ORGANIZATION

     GLOBALT Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust) on October 20, 1995 and commenced operations on December 1, 1995. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term growth of capital. The Declaration of Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

                               GLOBALT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains GLOBALT, Inc. (the "Advisor") to manage the Fund's investments. The advisor was organized as a Georgia corporation in 1990. Angela Allen, President of the Advisor, and Samuel Allen, Chairman of the Advisor, are the controlling shareholders of GLOBALT, Inc. The investment decisions for the Fund are made by a committee of the Advisor, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended April 30, 2000, the Advisor received a fee of $113,387 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses for the six months ended April 30, 2000 to the extent necessary to maintain total expenses at the rate of 1.17%. For the six months ended April 30, 2000, the Advisor reimbursed expenses of $1,992. There is no assurance that such reimbursement will continue in the future.

The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the funds business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under

                               GLOBALT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
$50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended April 30, 2000, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended April 30, 2000, Unified received fees of $8,357 from the Advisor for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the six months ended April 30, 2000, Unified received fees of $10,800 from the Advisor for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the six months ended April 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of April 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at April 30, 2000 was $14,751,696.

Transactions in shares were as follows:

                                     SIX MONTHS ENDED                           YEAR ENDED
                                APRIL 30, 2000 (UNAUDITED)                   OCTOBER 31, 1999

                                SHARES             DOLLARS              SHARES               DOLLARS

Shares sold                     110,372          $2,250,865             237,096             $4,333,512
Shares issued in reinvestment
  of distributions
Shares redeemed                (24,454)            (509,879)           (130,011)            (2,399,432)
                               --------          -----------          ----------            ----------
                               120,139           $2,477,086             141,345             $2,542,198
                               ========          ===========          ==========            ==========

                              GLOBALT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                     APRIL 30, 2000 (UNAUDITED) - CONTINUED

NOTE 5.  INVESTMENTS

     For the six months ended April 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $15,508,286 and $13,452,081, respectively. The gross unrealized appreciation for all securities totaled $4,343,123 and the gross unrealized depreciation for all securities totaled $837,419 for a net unrealized appreciation of $3,505,704. The aggregate cost of securities for federal income tax purposes at April 30, 2000 was $17,297,345.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.